Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
TSS-NPRT3-0422
1.9885906.104
Municipal Bonds - 42.0%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Series 2020 A, 5% 11/1/24	1,500,000	1,646,958
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	351,610
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	361,204
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,806,758
(Proj. No. 6) Series 2021 B:
4% 12/1/22	500,000	510,097
4% 12/1/23	1,250,000	1,301,212
4% 12/1/24	1,250,000	1,322,432
(Proj. No.7) Series 2021 C1:
4% 12/1/22	750,000	765,145
4% 12/1/24	3,000,000	3,173,837
4% 12/1/25	4,000,000	4,280,955
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	2,850,000	3,074,413
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 0.55%, tender 12/1/26 (b)(c)	2,200,000	2,188,487
Series 2017 A, 4%, tender 7/1/22 (b)	4,875,000	4,911,487
Series 2021 A:
4% 6/1/22	340,000	342,688
4% 12/1/22	470,000	480,344
4% 6/1/23	400,000	413,883
4% 12/1/23	435,000	454,975
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,420,418
Health Care Auth. for Baptist Health Series 2006 B, 0.33%, tender 11/15/37 (b)	1,325,000	1,325,000
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	15,000
5% 3/1/23	20,000	20,777
5% 3/1/24	25,000	26,786
5% 3/1/25	100,000	110,432
Series 2016 B:
5% 3/1/22	80,000	80,000
5% 3/1/23	405,000	420,726
5% 3/1/24	45,000	48,215
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	600,000	583,596
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	70,000	70,000
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	1,695,000	1,776,516
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	4,177,052
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A:
4% 10/1/22	355,000	360,976
4% 10/1/23	425,000	441,712
(Proj. No. 2) Series 2021 B1:
4% 6/1/22	770,000	775,777
4% 6/1/23	1,500,000	1,548,460
4% 6/1/24	1,090,000	1,146,581
4% 6/1/25	300,000	321,126
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	547,955
TOTAL ALABAMA		42,603,590
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	464,661
3% 6/1/24	400,000	415,577
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2020 A:
0.35% 6/1/22	660,000	659,578
0.4% 12/1/22	750,000	747,247
Series 2022 A, 3% 6/1/51	555,000	576,691
Alaska Int'l. Arpts. Revs.:
Series 2016 C:
5% 10/1/22 (d)	1,605,000	1,642,322
5% 10/1/23 (d)	425,000	449,426
Series 2021 C:
5% 10/1/23 (d)	1,525,000	1,612,645
5% 10/1/25 (d)	1,720,000	1,910,553
Alaska Muni. Bond Bank Series 2021 1, 5% 12/1/22	2,190,000	2,258,129
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	30,640
Series C, 5% 9/1/22	20,000	20,427
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
3% 6/1/22	1,265,000	1,270,830
4% 6/1/23	1,000,000	1,030,737
5% 6/1/24	1,000,000	1,070,878
5% 6/1/25	715,000	784,896
5% 6/1/26	1,000,000	1,121,841
TOTAL ALASKA		16,067,078
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/26	790,000	883,468
Series 2021:
5% 8/1/24	1,000,000	1,090,295
5% 8/1/25	700,000	785,955
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	150,000	151,627
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/24 (Escrowed to Maturity)	195,000	213,405
5% 10/1/25 (Escrowed to Maturity)	570,000	642,235
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	15,000	15,470
5% 12/1/23	20,000	21,335
5% 12/1/24	45,000	49,482
5% 12/1/26	110,000	120,768
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 2.05%, tender 3/3/22 (b)(c)	2,000,000	2,011,360
Series 2015 A, 5% 1/1/23	160,000	165,442
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
5% 2/1/24	600,000	641,947
5% 2/1/26	750,000	848,677
Series 2021 A, 5% 2/1/23	1,000,000	1,036,894
Arizona State Univ. Ctfs. of Partnership (Arizona State Univ. Projs.) Series 2013 A, 5% 9/1/25	1,085,000	1,145,843
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	310,125
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	5,100,000	5,187,986
Series 2007, 2.7%, tender 8/14/23 (b)(d)	6,820,000	6,966,982
Series 2019, 5%, tender 6/3/24 (b)(d)	11,580,000	12,456,084
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	1,145,000	1,152,911
Series 2017 B, 1.65%, tender 3/31/23 (b)	1,020,000	1,026,017
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	243,963
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	251,231
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	20,000	20,292
Series 2017, 5% 7/1/22	75,000	76,095
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	25,000	25,365
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	30,000	31,585
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	386,478
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.58%, tender 3/3/22 (b)(c)	3,930,000	3,930,558
Series B, 5%, tender 10/18/22 (b)	2,980,000	3,058,496
Series 2016 A:
4% 1/1/24	115,000	120,735
5% 1/1/25	105,000	115,221
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,100,000	1,228,238
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/23	500,000	520,103
Mesa Util. Sys. Rev.:
Series 2016, 5% 7/1/25	1,015,000	1,135,089
Series 2020, 5% 7/1/24	635,000	690,355
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	1,020,000	1,101,802
Series 2017 D:
5% 7/1/22	940,000	953,148
5% 7/1/24	490,000	531,179
5% 7/1/25	50,000	55,656
Series 2018, 5% 7/1/23 (d)	1,100,000	1,155,126
Series 2019 B:
5% 7/1/22 (d)	725,000	734,896
5% 7/1/23 (d)	1,000,000	1,049,434
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	433,905
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.45%, tender 5/2/22 (b)(d)	23,880,000	23,858,998
Pima County Ctfs. of Prtn.:
Series 2014:
5% 12/1/22	130,000	134,064
5% 12/1/23	75,000	79,964
Series 2019, 5% 12/1/26	1,120,000	1,293,824
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	270,000	284,379
Tucson Ctfs. of Prtn. Series 2015:
5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	290,000	294,105
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	200,000	210,296
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	289,942
Series 2019:
5% 8/1/22	425,000	432,551
5% 8/1/23	355,000	374,289
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	318,066
4% 7/1/25	505,000	546,641
TOTAL ARIZONA		82,890,377
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev.:
(NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (b)	5,000,000	5,007,846
Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	4,990,388
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	610,524
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	595,343
5% 6/1/23	790,000	821,846
TOTAL ARKANSAS		12,025,947
California - 2.6%
ABC Unified School District Series 2001 C, 0% 8/1/25 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	1,929,858
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,128,651
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 0.48%, tender 4/1/24 (b)(c)	2,500,000	2,501,727
Series A, 2.95%, tender 4/1/26 (b)	115,000	120,048
Series B, 2.85%, tender 4/1/25 (b)	95,000	98,135
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (d)	1,290,000	1,353,769
California Edl. Facilities Auth. Rev. Series 2022 A, 5% 12/1/22	200,000	205,977
California Gen. Oblig.:
Series 2011, 5.25% 9/1/22	35,000	35,783
Series 2015, 5% 3/1/23	310,000	322,448
Series 2017, 4% 8/1/24	550,000	585,936
Series 2020:
5% 3/1/22	3,180,000	3,180,000
5% 11/1/24	500,000	548,710
Series 2021:
4% 12/1/22	4,150,000	4,247,315
5% 12/1/22	4,000,000	4,123,520
5% 12/1/23	2,000,000	2,132,369
5% 12/1/24	565,000	621,599
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.12%, tender 3/2/22 (b)	1,700,000	1,700,000
Series 2009 C, 5%, tender 10/18/22 (b)	970,000	994,557
Series 2017 A, 5%, tender 11/1/22 (b)	210,000	215,613
Series 2017 C, 5%, tender 11/1/22 (b)	1,185,000	1,216,672
Series 2021 A, 3%, tender 8/15/25 (b)	2,000,000	2,099,692
Series 2013 A, 5% 3/1/22	375,000	375,000
Series 2015, 5% 11/15/23	200,000	213,402
Series 2018 A, 5% 11/15/22	195,000	200,730
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	984,742
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.3%, tender 4/1/22 (b)(d)	4,200,000	4,197,783
Series 2021 B, 0.375%, tender 7/15/22 (b)(d)	5,900,000	5,886,264
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	1,600,000	1,578,002
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	535,033
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 0.45%, tender 5/2/22 (b)(d)(e)	5,000,000	4,995,603
Series 2017 A2, 0.25%, tender 4/15/22 (b)(d)(e)	4,500,000	4,495,922
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	296,657
4% 10/15/24	380,000	403,054
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 5% 5/1/24	1,095,000	1,181,186
Series 2022 C, 5% 8/1/23 (f)	1,030,000	1,061,982
Series 2014 B, 5% 10/1/25	350,000	382,286
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	1,300,000	1,343,478
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.2%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	4,275,000	4,275,000
0.24%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	4,525,000	4,525,000
0.27%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	175,000	175,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C:
4% 8/1/22	200,000	202,301
4% 8/1/23	225,000	232,950
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	25,000	27,038
Series A, 0% 6/1/24 (Escrowed to Maturity)	75,000	72,852
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (d)	1,475,000	1,593,015
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/22 (d)	250,000	252,125
Series 2016 B, 5% 5/15/26 (d)	135,000	152,751
Series 2017 A, 5% 5/15/24 (d)	430,000	462,747
Series 2017 B, 5% 5/15/23 (d)	800,000	836,134
Series 2018 D, 5% 5/15/22 (d)	200,000	201,700
Series 2019 A, 5% 5/15/24 (d)	375,000	403,558
Series 2019 D, 5% 5/15/24 (d)	415,000	446,604
Series 2019 E, 4% 5/15/24	200,000	211,943
Series 2019 F, 5% 5/15/24 (d)	2,610,000	2,808,764
Series 2020 C, 5% 5/15/24 (d)	250,000	269,719
Series 2022 C:
5% 5/15/24 (d)	965,000	1,038,489
5% 5/15/25 (d)	455,000	502,714
Series F, 5% 5/15/22 (d)	1,700,000	1,714,452
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/22 (d)	360,000	366,305
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	1,200,000	1,264,236
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 0.34%, tender 5/21/24 (b)(c)	1,000,000	999,219
Mount Diablo Unified School District Series 2022 B, 4% 8/1/26 (f)	510,000	559,012
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	20,860
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.75%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	4,725,000	4,725,000
Series 2006 B, 0.75%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	4,475,000	4,475,000
Series 2006 C, 0.74%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	2,200,000	2,200,000
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/23 (Pre-Refunded to 5/1/22 @ 100) (d)	335,000	337,407
Series 2017 D, 5% 11/1/24 (d)	100,000	109,328
Series 2017:
5% 11/1/23 (d)	395,000	418,384
5% 11/1/23 (Escrowed to Maturity) (d)	105,000	111,449
Series 2021 H:
5% 5/1/22 (d)	4,775,000	4,808,909
5% 5/1/22 (Escrowed to Maturity) (d)	200,000	201,437
5% 5/1/23 (d)	5,115,000	5,336,283
5% 5/1/23 (Escrowed to Maturity) (d)	400,000	418,401
5% 5/1/24 (d)	865,000	931,733
5% 5/1/24 (Escrowed to Maturity) (d)	65,000	70,160
Riverside County Teeter Plan Series 2021 A, 0.5% 10/20/22	8,000,000	7,987,261
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25 (Pre-Refunded to 4/15/22 @ 100)	1,800,000	1,809,627
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 A, 5% 7/1/22 (Escrowed to Maturity)	200,000	202,912
Series 2013 B, 5% 7/1/22 (Escrowed to Maturity) (d)	1,800,000	1,825,297
Series 2019 B, 5% 7/1/22 (d)	250,000	253,412
Series 2020 C:
5% 7/1/22 (d)	1,475,000	1,495,133
5% 7/1/23 (d)	545,000	571,941
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 5% 10/1/22	4,050,000	4,148,967
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A, 5% 8/1/22	250,000	254,558
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A:
5% 5/1/22 (Escrowed to Maturity) (d)	500,000	503,551
5% 5/1/23 (d)	705,000	737,011
Series 2016 A, 5% 5/1/23	225,000	235,485
Series 2018 A, 5% 5/1/23 (d)	400,000	418,162
Series 2019 A, 5% 1/1/24 (d)	655,000	697,636
Series 2019 H, 5% 5/1/23 (d)	2,000,000	2,088,427
Series 2022 A:
5% 5/1/26 (d)	2,000,000	2,242,853
5% 5/1/27 (d)	2,025,000	2,317,313
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (d)	1,400,000	1,455,929
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	208,194
Series 2021 A, 5% 3/1/24 (d)	1,000,000	1,065,917
Series 2021 B, 5% 3/1/24	500,000	535,515
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	30,000	32,463
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	242,133
Vernon Elec. Sys. Rev.:
Series 2021 A:
4% 10/1/22	1,000,000	1,017,010
5% 4/1/23	1,500,000	1,560,021
Series 2022 A, 5% 8/1/23 (f)	575,000	598,401
Washington Township Health Care District Rev. Series A:
5% 7/1/22	200,000	202,730
5% 7/1/23	200,000	209,887
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	244,075
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,402,763
TOTAL CALIFORNIA		141,816,066
Colorado - 0.6%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (d)	1,330,000	1,406,852
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	480,000	485,907
Series 2018 B, 5%, tender 11/20/25 (b)	660,000	743,678
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	327,276
5%, tender 8/1/26 (b)	340,000	379,378
5%, tender 11/19/26 (b)	1,590,000	1,829,769
Series 2019 A, 5% 1/1/23	870,000	899,516
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (b)	355,000	377,295
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	160,000	170,895
Series 2019 H, 4.25% 11/1/49	85,000	90,892
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	798,528
5% 1/15/25	650,000	707,916
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	262,145
Series 2014 A, 5% 6/1/23	85,000	89,129
Denver City & County Arpt. Rev.:
Series 2012 A:
5% 11/15/22 (d)	520,000	534,609
5% 11/15/23 (d)	250,000	256,357
Series 2012 B, 5% 11/15/22	250,000	257,203
Series 2013 A, 5% 11/15/22 (d)	500,000	514,047
Series 2013 B, 5% 11/15/24	250,000	265,526
Series 2016 A, 5% 11/15/23	300,000	318,893
Series 2017 A:
5% 11/15/22 (d)	3,455,000	3,552,065
5% 11/15/23 (d)	2,300,000	2,440,826
Series 2018 A:
5% 12/1/23 (d)	250,000	265,648
5% 12/1/29 (d)	185,000	217,118
Series 2020 A1, 5% 11/15/22	3,200,000	3,292,196
Series 2020 B1:
5% 11/15/22 (d)	4,045,000	4,158,640
5% 11/15/23 (d)	935,000	992,249
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.384%, tender 9/1/24 (b)(c)	3,250,000	3,245,500
Series 2020 A:
5% 9/1/23	275,000	290,717
5% 9/1/24	450,000	490,177
5% 9/1/25	300,000	336,455
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2021 C3A, 2%, tender 10/15/25 (b)	645,000	651,894
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	100,000	103,005
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	127,510
TOTAL COLORADO		30,879,811
Connecticut - 1.3%
City of New Haven Series A, 5% 8/1/22	1,000,000	1,017,431
Connecticut Gen. Oblig.:
Series 2013 A, 1.19% 3/1/25 (b)	510,000	519,173
Series 2014 A, 4% 3/1/22	450,000	450,000
Series 2015 A:
4% 3/15/23	250,000	257,983
5% 3/15/23	280,000	291,822
Series 2015 C, 5% 6/15/22	400,000	405,055
Series 2016 A:
5% 3/15/24	380,000	408,989
5% 3/15/26	150,000	170,853
Series 2016 B:
5% 5/15/22	575,000	580,198
5% 5/15/24	575,000	622,184
Series 2016 E, 5% 10/15/23	240,000	255,120
Series 2017 B, 3% 4/15/22	625,000	626,868
Series 2018 B, 5% 4/15/22	810,000	814,351
Series 2018 F, 5% 9/15/22	225,000	230,189
Series 2019 A, 5% 4/15/22	670,000	673,599
Series 2020 A, 5% 1/15/23	1,740,000	1,802,605
Series 2021 D:
5% 7/15/24	300,000	326,333
5% 7/15/25	495,000	553,493
Series 2022 A, 3% 1/15/23	3,755,000	3,825,195
Series A:
4% 1/15/25	3,500,000	3,759,197
5% 3/15/23	690,000	719,133
Series B, 4% 6/15/22	250,000	252,446
Series C:
4% 6/1/24	1,050,000	1,114,569
5% 6/1/24	300,000	303,171
Series H, 5% 11/15/22	390,000	401,545
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,345,683
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,450,000	5,459,931
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	549,757
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,486,091
Series 2017 B, 0.55%, tender 7/3/23 (b)	6,050,000	6,008,885
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,316,933
Series 2013 N, 5% 7/1/24	100,000	105,298
Series 2014 A, 5% 7/1/27	390,000	423,245
Series 2017 I1, 5% 7/1/22	275,000	278,902
Series 2019 A, 5% 7/1/26	260,000	292,098
Series 2020 K:
5% 7/1/22	250,000	253,547
5% 7/1/23	250,000	262,392
Series 2022 M, 5% 7/1/26 (f)	200,000	224,796
Series L1:
4% 7/1/22	800,000	808,555
4% 7/1/23	225,000	233,467
4% 7/1/25	600,000	644,605
Series N:
5% 7/1/22	780,000	789,859
5% 7/1/23	830,000	867,648
5% 7/1/24	375,000	400,613
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/22 (d)	300,000	308,428
Series B, 5% 11/15/23 (d)	425,000	451,394
(Chesla Loan Prog.) Series B, 5% 11/15/22 (d)	115,000	118,231
Series 2017 B, 5% 11/15/23 (d)	125,000	132,675
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (b)	1,455,000	1,455,810
Series 2016 E2:
1.85% 11/15/22 (d)	1,000,000	1,005,744
2.1% 11/15/23 (d)	1,000,000	1,010,895
Series 2021, 0.45% 11/15/25	700,000	672,889
Series A2:
0.2% 5/15/22 (d)	700,000	699,490
0.25% 11/15/22 (d)	1,175,000	1,170,178
0.35% 5/15/23 (d)	825,000	817,580
0.4% 11/15/23 (d)	300,000	295,520
Series C:
5% 5/15/23 (d)	205,000	213,881
5% 11/15/23 (d)	710,000	750,998
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/23	665,000	687,956
5% 1/1/24	200,000	206,538
Series 2014 B, 5% 9/1/22	600,000	612,896
Series 2015 A, 5% 8/1/23	1,370,000	1,446,630
Series 2021 C:
5% 1/1/23	795,000	822,444
5% 1/1/24	215,000	230,048
5% 1/1/25	190,000	209,163
Series A:
4% 1/1/23	315,000	323,273
5% 5/1/22	280,000	282,078
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	22,409
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	190,313
Series 2019 A, 5% 11/1/25	225,000	253,165
West Haven Gen. Oblig. Series 2021:
4% 9/15/22	180,000	183,004
4% 9/15/23	290,000	301,954
4% 9/15/24	260,000	276,074
4% 9/15/25	255,000	275,788
4% 9/15/26	255,000	279,910
TOTAL CONNECTICUT		71,841,163
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	550,206
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,276,677
5% 9/1/23	1,400,000	1,481,951
TOTAL DELAWARE		3,308,834
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (b)	5,000,000	4,934,827
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (b)	9,000,000	8,939,227
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A:
5% 10/1/22 (d)	140,000	143,297
5% 10/1/23 (d)	500,000	510,768
Series 2014 A:
5% 10/1/23 (d)	110,000	116,411
5% 10/1/27 (d)	500,000	542,269
Series 2017 A:
5% 10/1/24 (d)	115,000	125,118
5% 10/1/26 (d)	145,000	165,568
Series 2018 A, 5% 10/1/26 (d)	325,000	371,100
Series 2019 A:
5% 10/1/22 (d)	290,000	296,829
5% 10/1/23 (d)	50,000	52,914
5% 10/1/25 (d)	155,000	172,972
Series 2020 A:
5% 10/1/22 (d)	1,750,000	1,791,211
5% 10/1/23 (d)	925,000	978,911
5% 10/1/24 (d)	2,575,000	2,801,559
5% 10/1/25 (d)	530,000	591,452
Series 2021 A:
5% 10/1/22 (d)	2,000,000	2,047,098
5% 10/1/23 (d)	9,750,000	10,318,250
5% 10/1/24 (d)	8,000,000	8,703,874
5% 10/1/25 (d)	3,000,000	3,347,842
5% 10/1/26 (d)	335,000	382,519
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/24	1,120,000	1,215,743
TOTAL DISTRICT OF COLUMBIA		48,549,759
Florida - 1.6%
Brevard County Hsg. Fin. Auth. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	2,000,000	1,988,343
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	115,000	124,554
Series 2015 C:
5% 7/1/22	80,000	81,162
5% 7/1/23	65,000	68,364
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (d)	300,000	306,976
5% 10/1/25 (d)	1,000,000	1,022,958
Series 2012 P1:
5% 10/1/23 (d)	235,000	239,992
5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100) (d)	350,000	358,491
Series 2012 P2, 5% 10/1/22	415,000	424,969
series 2012 Q1, 5% 10/1/22	200,000	204,804
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (d)	200,000	204,852
Series 2013 A:
5% 10/1/23 (d)	600,000	633,998
5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (d)	310,000	329,024
5.25% 10/1/25 (d)	1,500,000	1,590,837
Series 2013 C, 5.25% 10/1/25	575,000	610,381
Series 2015 A, 5% 10/1/22 (d)	75,000	76,744
Series 2015 C, 5% 10/1/24 (d)	245,000	265,388
Series 2017, 5% 10/1/25 (d)	500,000	555,393
Series 2019 B, 5% 10/1/23 (d)	700,000	740,230
Series C, 5% 10/1/23 (d)	90,000	95,172
Broward County Port Facilities Rev. Series 2019 D, 5% 9/1/22 (d)	850,000	868,011
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	71,010
(Broward County School District) Series 2012 A, 5% 7/1/25	525,000	532,378
Series 2015 A:
5% 7/1/22	345,000	349,977
5% 7/1/23	180,000	189,463
Series 2015 B:
5% 7/1/22	100,000	101,443
5% 7/1/23	85,000	89,469
5% 7/1/24	25,000	27,113
Cap. Trust Agcy. Hsg. Rev. Bonds (College Park Towers Apts. Proj.) Series 2021, 1.25%, tender 5/1/23 (b)	3,000,000	3,001,957
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/22	215,000	217,371
Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	960,441
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	1,325,000	1,339,473
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,543,578
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	210,679
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	364,584
5% 4/1/24	360,000	385,708
5% 4/1/25	200,000	220,248
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 0.3%, tender 7/1/22 (b)(d)	3,355,000	3,350,771
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	393,423
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	45,000	45,954
5% 10/1/23	55,000	58,072
5% 10/1/24	45,000	48,769
5% 10/1/25	40,000	44,461
5% 10/1/26	45,000	49,983
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/22	790,000	809,305
5% 10/1/24	475,000	519,324
Series 2021 A:
5% 10/1/22	500,000	512,218
5% 10/1/23	400,000	423,962
5% 10/1/24	450,000	491,991
5% 10/1/25	500,000	561,685
5% 10/1/26	300,000	345,553
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/22 (d)	350,000	356,118
4% 10/1/22 (Escrowed to Maturity) (d)	80,000	81,455
5% 10/1/23 (d)	160,000	169,196
5% 10/1/23 (Escrowed to Maturity) (d)	40,000	42,377
Series 2016:
5% 10/1/23 (d)	2,400,000	2,537,933
5% 10/1/24 (d)	285,000	308,717
Series 2017 A:
5% 10/1/25 (d)	30,000	33,280
5% 10/1/25 (Escrowed to Maturity) (d)	55,000	61,765
5% 10/1/26 (d)	10,000	11,315
5% 10/1/26 (Escrowed to Maturity) (d)	35,000	40,365
Series 2019 A:
5% 10/1/22 (d)	2,415,000	2,471,157
5% 10/1/23 (d)	3,700,000	3,912,646
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	31,438
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (d)	685,000	729,151
Series 2022 A:
5% 10/1/23 (d)(f)	110,000	116,228
5% 10/1/25 (d)(f)	1,245,000	1,386,311
Series A:
5% 10/1/25 (d)	705,000	744,947
5% 10/1/26 (d)	580,000	612,864
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	255,226
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	145,000	148,406
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	85,000	86,218
5% 7/1/23	175,000	184,057
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	645,000	660,838
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (f)	160,000	166,928
5% 10/1/24 (f)	355,000	380,960
5% 10/1/25 (f)	275,000	302,410
5% 10/1/26 (f)	65,000	73,178
5% 10/1/27 (f)	55,000	63,147
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (d)	2,820,000	2,982,071
5% 10/1/24 (d)	745,000	806,996
5% 10/1/25 (d)	1,375,000	1,525,311
Series 2021 B:
5% 10/1/22 (d)	845,000	864,649
5% 10/1/23 (d)	800,000	845,978
5% 10/1/24 (d)	1,250,000	1,354,020
5% 10/1/25 (d)	925,000	1,026,119
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	20,501
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	32,727
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	1,250,000	1,285,835
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2020, 1.4%, tender 4/1/22 (b)	4,000,000	4,001,511
Series 2021, 0.25%, tender 12/1/22 (b)	3,000,000	2,983,426
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	250,000	255,813
5% 10/1/24 (d)	200,000	204,592
5% 10/1/29 (Pre-Refunded to 10/1/22 @ 100) (d)	210,000	215,094
Series 2012 B, 5% 10/1/22	400,000	409,609
Series 2014, 5% 10/1/22 (d)	485,000	496,278
Series 2016 A, 5% 10/1/23	335,000	354,959
Series 2020 A:
5% 10/1/23	2,435,000	2,580,868
5% 10/1/25	1,255,000	1,406,560
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	45,000	45,634
5% 7/1/23	45,000	45,575
Series 2014 B:
5% 7/1/22	35,000	35,493
5% 7/1/23	70,000	73,584
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/22	480,000	488,731
5% 8/1/23	325,000	342,942
5% 8/1/24	600,000	652,527
5% 8/1/25	700,000	783,215
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.):
Series 2007, 0.32%, tender 11/1/22 (b)	600,000	597,939
Series 2018, 0.4%, tender 8/1/23 (b)(d)	1,250,000	1,236,278
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	635,000	682,999
Series 2014 D:
5% 11/1/22	120,000	123,337
5% 11/1/23	300,000	318,733
Series 2015 A:
5% 5/1/22	1,210,000	1,218,633
5% 5/1/23	1,075,000	1,123,939
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	294,045
Series 2015 D, 5% 2/1/23	830,000	860,312
North Sumter County Util. Dependent District Series 2021:
3% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	295,000	298,678
4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	842,203
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	724,523
Orange County Health Facilities Auth. Series B, 5% 10/1/22	1,295,000	1,326,492
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,412,854
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/22	530,000	537,681
Series 2013 B, 5% 7/1/22	250,000	253,623
Orlando Utils. Commission Util. Sys. Rev.:
Series 2013 A, 5% 10/1/24	250,000	273,796
Series 2016 A, 5% 10/1/22	200,000	204,947
Palm Beach County Edl. Facilities Auth. Series 2021:
4% 10/1/22	205,000	207,863
4% 10/1/23	220,000	227,111
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,333
5% 12/1/24 (Escrowed to Maturity)	10,000	10,999
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	40,000	40,716
Series 2018 A, 5% 8/1/23	100,000	105,506
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	20,000	20,490
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	317,414
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	126,210
Series 2016 C:
5% 7/1/25	20,000	22,332
5% 7/1/26	25,000	28,634
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	30,839
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	94,670
5% 7/1/24	75,000	81,267
5% 7/1/25	100,000	111,450
5% 7/1/26	175,000	200,123
5% 7/1/27	150,000	175,592
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/22	300,000	305,842
5% 10/15/23	590,000	626,089
5% 10/15/24	1,000,000	1,088,093
5% 10/15/25	1,000,000	1,117,062
5% 10/15/26	750,000	856,808
5% 10/15/27	165,000	192,644
TOTAL FLORIDA		89,464,354
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/22 (d)	845,000	856,534
Series 2020 B, 5% 7/1/24 (d)	1,400,000	1,512,277
Series 2021 C, 5% 7/1/25 (d)	1,000,000	1,108,646
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	5,260,000	5,336,231
Series 2013, 1.55%, tender 8/19/22 (b)	2,370,000	2,378,573
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	111,901
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,375,000	2,400,323
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	257,062
Series 2012 1st, 1.55%, tender 8/19/22 (b)	2,000,000	2,007,234
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	1,017,765
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	104,645
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	150,526
5% 4/1/23	150,000	156,317
Series 2020 B, 5% 4/1/22	1,120,000	1,123,929
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,149,021
Fulton County Dev. Auth. Rev. Series 2019 C, 5% 7/1/22	1,000,000	1,014,493
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	741,176
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2016 A, 5% 1/1/23	410,000	423,423
Series 2020 A:
3% 11/1/22	1,045,000	1,059,487
4% 11/1/23	2,780,000	2,901,361
4% 11/1/24	200,000	212,851
4% 11/1/25	800,000	868,731
5% 1/1/23	5,625,000	5,809,150
5% 1/1/24	2,105,000	2,242,020
5% 1/1/24	1,250,000	1,331,366
5% 11/1/26	870,000	1,000,828
Series 2021 A:
5% 1/1/23	140,000	144,477
5% 1/1/24	170,000	180,938
5% 1/1/24	190,000	202,761
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	20,000	20,489
5% 10/1/23	55,000	58,348
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/24	2,000,000	2,165,324
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	4,750,000	4,930,092
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.821%, tender 9/1/23 (b)(c)	12,200,000	12,208,880
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,292,513
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.77%, tender 12/1/23 (b)(c)	12,500,000	12,533,163
Series 2019 B, 4%, tender 12/2/24 (b)	1,210,000	1,292,196
Series 2019 C, 4%, tender 9/1/26 (b)	6,000,000	6,515,655
Series 2018 A, 4% 3/1/23	200,000	205,888
Series 2019 A:
5% 5/15/22	1,000,000	1,007,756
5% 5/15/23	1,750,000	1,820,032
Series 2021 A:
4% 9/1/24	500,000	529,237
4% 3/1/25	430,000	459,280
4% 9/1/25	400,000	431,028
Series 2021 C:
4% 12/1/22	800,000	816,881
4% 12/1/23	1,470,000	1,532,300
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	442,179
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,494,693
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24 (f)	365,000	392,098
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021:
5% 4/1/22	175,000	175,637
5% 4/1/25	600,000	663,033
TOTAL GEORGIA		90,790,748
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2022 B:
5% 7/1/23 (d)	5,000,000	5,247,168
5% 7/1/24 (d)	1,000,000	1,075,896
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.65%, tender 7/1/39 (b)(c)	515,000	515,000
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (d)	655,000	707,843
5% 7/1/25 (d)	350,000	388,989
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26 (f)	815,000	923,258
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	45,000	45,762
5% 8/1/23 (d)	30,000	31,565
5.25% 8/1/24 (d)	890,000	938,886
TOTAL HAWAII		9,874,367
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	40,000	42,511
Illinois - 2.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	748,111
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	555,578
Series 2019 A, 5% 12/1/23	1,000,000	1,061,937
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/25	1,500,000	1,629,633
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 A, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	910,000	998,307
Series 2021 C, 5% 12/1/23	990,000	1,056,593
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	205,000	211,746
5% 1/1/25	150,000	154,657
5% 1/1/26	275,000	283,305
Series 2014 A:
5% 1/1/24 (d)	1,000,000	1,061,719
5% 1/1/26 (d)	595,000	630,389
5% 1/1/27 (d)	615,000	651,006
5% 1/1/28 (d)	100,000	105,855
5% 1/1/29 (d)	675,000	714,519
Series 2014 B:
5% 1/1/23	225,000	232,404
5% 1/1/26	140,000	148,458
Series 2016 A, 5% 1/1/24 (d)	1,000,000	1,061,719
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	10,000	10,338
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (d)	1,740,000	1,794,753
Series 2013 B, 5% 1/1/23	1,020,000	1,053,566
Series 2015 B, 5% 1/1/23	475,000	490,631
Series 2015 C, 5% 1/1/24 (d)	1,865,000	1,980,106
Series 2015 D, 5% 1/1/23	200,000	206,582
Series 2016 A:
5% 1/1/23 (d)	250,000	257,867
5% 1/1/24 (d)	305,000	323,824
Series 2017 D:
5% 1/1/24 (d)	1,000,000	1,061,719
5% 1/1/27 (d)	85,000	96,529
Chicago Park District Gen. Oblig. Series 2021 D, 4% 1/1/23	975,000	999,044
Chicago Spl. Assessment (Lakeshore East Proj.) Series 2022, 1.57% 12/1/22	270,000	270,358
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/24	445,000	480,237
5% 6/1/25	25,000	27,764
Series 2021:
5% 6/1/22	875,000	884,138
5% 6/1/23	1,075,000	1,125,851
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,082
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	480,000
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/22	740,000	761,320
5% 11/15/23	385,000	395,065
Series 2014 A, 5% 11/15/22	475,000	488,685
Series 2021 A:
5% 11/15/22	10,200,000	10,493,876
5% 11/15/23	4,550,000	4,836,544
5% 11/15/24	50,000	54,963
5% 11/15/25	50,000	56,183
Series 2021 B:
4% 11/15/22	1,250,000	1,277,279
4% 11/15/23	865,000	904,950
4% 11/15/24	625,000	670,481
4% 11/15/25	465,000	505,837
4% 11/15/26	235,000	259,664
Geneva Gen. Oblig. Series 2021, 4% 2/1/23	275,000	282,522
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	294,799
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(d)	1,900,000	1,888,470
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	1,450,000	1,558,130
Series 2013 A:
5% 6/1/23	540,000	567,064
5% 6/1/23 (Escrowed to Maturity)	55,000	57,616
Series 2020 A, 5% 8/15/22	750,000	764,717
Series 2021 A:
5% 7/15/22	300,000	304,826
5% 10/1/25	2,000,000	2,245,249
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	39,189
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	100,000	109,969
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	265,000	273,379
Series E, 2.25%, tender 4/29/22 (b)	770,000	772,090
Series 2012 A, 5% 5/15/22	250,000	252,208
Series 2014 A:
5% 10/1/26	500,000	545,855
5.25% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	3,000,000	3,161,033
Series 2014, 5% 8/1/22	1,000,000	1,018,064
Series 2015 A:
5% 11/15/22	10,000	10,292
5% 11/15/22	1,000,000	1,028,883
5% 11/15/24	150,000	163,840
5% 11/15/25	45,000	50,479
5% 11/15/26	45,000	50,392
Series 2015 B, 5% 11/15/24	45,000	49,278
Series 2016 A:
5% 2/15/23	20,000	20,780
5% 8/15/23 (Escrowed to Maturity)	35,000	36,912
5% 8/15/24 (Escrowed to Maturity)	50,000	54,320
5% 7/1/25	250,000	279,579
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	223,717
Series 2016 B, 5% 8/15/24	775,000	843,062
Series 2016 C:
5% 2/15/23	700,000	726,678
5% 2/15/24	345,000	369,802
Series 2016:
5% 7/1/22	65,000	65,953
5% 11/15/23	235,000	250,129
5% 11/15/24	245,000	268,084
5% 5/15/25	10,000	11,069
5% 12/1/25	325,000	364,237
5% 5/15/26	20,000	22,708
5% 5/15/27	25,000	28,082
Series 2017:
5% 1/1/23	35,000	36,208
5% 1/1/25	50,000	55,087
Series 2018 A, 5% 5/15/24	250,000	269,152
Series 2019:
5% 9/1/22	225,000	229,041
5% 4/1/26	1,000,000	1,137,414
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	30,000	30,080
Series 2012:
4% 9/1/22	200,000	203,058
5% 3/1/22	1,105,000	1,105,000
5% 8/1/22	1,760,000	1,789,942
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	2,800,000	2,848,894
Series 2013 A, 5% 4/1/24	795,000	829,525
Series 2013:
5% 7/1/22	375,000	380,145
5% 7/1/23	1,700,000	1,784,475
5.5% 7/1/24	835,000	882,148
Series 2014:
5% 4/1/23	50,000	52,062
5% 2/1/25	50,000	53,335
Series 2016:
5% 2/1/24	450,000	480,511
5% 1/1/26	300,000	333,970
5% 2/1/26	1,235,000	1,377,002
Series 2017 A:
5% 12/1/22	5,000,000	5,147,555
5% 12/1/23	750,000	797,139
Series 2017 D:
5% 11/1/22	2,400,000	2,463,543
5% 11/1/23	2,400,000	2,544,755
Series 2018 A:
5% 10/1/26	1,340,000	1,512,367
5.25% 5/1/22	1,660,000	1,672,192
Series 2018 B, 5% 5/1/22	900,000	906,243
Series 2020 D, 5% 10/1/22	7,500,000	7,675,406
Series 2020 May, 5.125% 5/1/22	275,000	276,964
Series 2021 A:
5% 3/1/22	2,555,000	2,555,000
5% 3/1/23	380,000	394,571
5% 3/1/24	2,000,000	2,140,565
Series 2021 B:
5% 3/1/22	2,110,000	2,110,000
5% 3/1/23	670,000	695,691
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	155,000	155,914
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (b)	12,250,000	12,223,879
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	25,000	25,876
5% 2/1/24	420,000	448,784
Illinois Reg'l. Trans. Auth.:
Series 2004 A, 5.5% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	350,000	354,263
Series 2017 A, 5% 7/1/24	285,000	309,226
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	418,426
Series 2016 C, 5% 6/15/22	285,000	288,431
Series 2016 D, 5% 6/15/23	1,500,000	1,572,178
Series 2021 A:
3% 6/15/22	1,670,000	1,680,587
4% 6/15/23	3,175,000	3,287,395
4% 6/15/24	1,670,000	1,765,266
Series 2021 C:
5% 6/15/23	75,000	78,609
5% 6/15/24	85,000	91,751
5% 6/15/25	50,000	55,302
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	302,020
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	1,090,000	1,123,659
Kane County School District No. 131:
Series 2020 A:
4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	235,000	240,332
5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	307,115
Series 2020 B, 4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	435,000	444,871
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	162,918
4% 12/15/24	450,000	483,634
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	434,955
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	572,118
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	736,624
Series 2021 B, 4% 12/1/23	525,000	548,550
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	58,113
0% 1/15/24 (Escrowed to Maturity)	45,000	43,954
0% 1/15/25	110,000	104,074
0% 1/15/26	80,000	73,898
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	67,398
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	146,678
Series 2012 B, 5% 12/15/22	1,655,000	1,709,742
Series 2022 A, 3% 6/15/24 (f)	630,000	643,340
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	250,879
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,047,268
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	3,520,000	3,555,161
5% 6/1/23	2,990,000	3,122,671
5% 6/1/24	635,000	681,476
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,812,315
Southern Illinois Univ. Rev. Series 2021 A, 4% 4/1/22	650,000	651,822
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	276,160
Univ. of Illinois Rev.:
Series 2015 A, 3% 4/1/22	455,000	455,906
Series 2016 A, 5% 4/1/22	245,000	245,882
Series 2018 A, 5% 4/1/22	1,000,000	1,003,599
Series 2018 B, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	270,000	281,699
Series 2019 A, 5% 4/1/22	485,000	486,745
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	324,209
Village of Westchester Gen. Oblig. Series 2021, 4% 12/1/22	500,000	511,232
Waukegan Gen. Oblig.:
Series 2018 A, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	425,000	435,057
Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	400,000	409,466
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,203,256
TOTAL ILLINOIS		155,116,351
Indiana - 0.9%
Ctr. Grove Cmnty. School Corp. Series 2021 B:
3% 1/1/23	600,000	608,995
4% 1/1/24	2,065,000	2,157,248
Fort Wayne Cmnty. Schools Bldg. Corp. Series 2021:
4% 7/15/22	575,000	582,154
4% 1/15/23	625,000	641,865
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	683,129
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(d)	3,500,000	3,485,808
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.22%, tender 3/1/22 (b)(d)	1,500,000	1,500,000
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	710,000	729,647
Series 2017 C, 5% 11/1/22	1,100,000	1,131,041
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,562,975
Series 2013:
5% 8/15/22	15,000	15,294
5% 8/15/23	20,000	21,143
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/23	225,000	229,258
4% 2/1/24	200,000	209,903
4% 2/1/25	275,000	294,091
(DePauw Univ. Proj.) Series 2019, 5% 7/1/22	600,000	608,089
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100) (d)	10,000,000	10,487,529
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (d)	4,000,000	4,195,012
Series 2016, 5% 9/1/26	205,000	236,497
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	35,000	35,868
Series 2014 A, 5% 10/1/22	15,000	15,372
Series 2015 A:
5% 10/1/24	35,000	38,313
5% 10/1/25	35,000	38,191
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 8/1/22 (b)	155,000	156,526
Indiana Hsg. & Cmnty. Dev. Auth. Series 2021 C1, 3% 1/1/52	1,000,000	1,040,529
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	775,279
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (d)	45,000	46,454
5% 1/1/24 (d)	60,000	63,906
5% 1/1/25 (d)	65,000	70,835
Series 2019 D, 5% 1/1/24 (d)	270,000	287,575
Series 2021 A:
5% 6/1/22	1,265,000	1,278,562
5% 6/1/23	255,000	267,421
Marion High School Bldg. Corp.:
Series 2021 A:
4% 1/15/24	240,000	251,712
4% 1/15/25	250,000	267,564
4% 7/15/25	255,000	275,630
Series 2021 B, 4% 1/15/23	205,000	210,314
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	258,524
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021:
4% 9/1/22	200,000	203,136
4% 9/1/23	275,000	286,437
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	504,714
3% 7/15/25	515,000	539,989
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	2,800,000	2,767,659
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(d)	1,780,000	1,824,204
Series 2016 A, 5%, tender 3/1/23 (b)(d)	4,400,000	4,554,980
Series 2019 A, 5%, tender 6/5/26 (b)(d)	3,515,000	3,947,881
TOTAL INDIANA		51,387,253
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	214,378
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	1,500,000	1,502,767
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	268,106
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2018 A, 5% 12/1/22 (d)	725,000	746,558
Series 2019 B, 5% 12/1/23 (d)	600,000	637,556
TOTAL IOWA		3,369,365
Kansas - 0.2%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	35,756
Wichita Gen. Oblig. Series 2021 306, 4% 10/15/22	10,000,000	10,200,248
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,211
5% 9/1/23	15,000	15,869
5% 9/1/25	15,000	16,774
TOTAL KANSAS		10,278,858
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	31,991
5% 2/1/25	20,000	21,932
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	368,257
5% 7/1/24	230,000	249,163
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	213,394
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22	2,000,000	2,041,772
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	476,416
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	322,705
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	362,637
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (d)	250,000	261,348
Series 2019 A1, 5% 6/1/22 (d)	200,000	202,089
Kentucky Hsg. Corp. Multi-family Rev. Bonds:
(Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,413,309
(City View Park Proj.) Series 2020, 1.16%, tender 8/1/22 (b)	4,000,000	4,003,689
Kentucky State Property & Buildings Commission Rev.:
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	254,463
Series 2013 A, 5% 10/1/23	365,000	386,687
Series 2015, 4% 8/1/25	200,000	216,716
Series 2016 B:
5% 11/1/23	2,730,000	2,899,539
5% 11/1/24	285,000	312,528
Series 2016:
3% 2/1/24	350,000	360,473
5% 11/1/23	1,435,000	1,526,573
5% 2/1/24	275,000	294,822
5% 10/1/24	425,000	464,885
Series 2017:
5% 4/1/22	400,000	401,410
5% 4/1/23	600,000	625,400
Series 2018:
5% 5/1/22	385,000	387,734
5% 5/1/23	1,415,000	1,479,079
Series A:
5% 11/1/22	610,000	626,552
5% 11/1/25	350,000	395,149
Series B:
5% 8/1/22	4,660,000	4,741,228
5% 8/1/23	3,265,000	3,440,985
5% 8/1/25	300,000	336,304
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	313,348
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	237,758
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,066,850
Series A, 4%, tender 6/1/26 (b)	165,000	178,357
Series A, 4% 12/1/22	350,000	357,465
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	840,000	892,643
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,306,555
Series 2016 A, 5% 10/1/22	200,000	204,852
Louisville & Jefferson County Gen. Oblig. Series 2020 A, 5% 10/1/24	2,005,000	2,194,237
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (d)	1,750,000	1,836,509
5% 7/1/24 (d)	155,000	166,764
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	55,591
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	232,472
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,051,031
TOTAL KENTUCKY		43,213,661
Louisiana - 0.5%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(d)	1,300,000	1,275,957
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	900,000	909,831
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	378,487
Series 2016 D, 5% 9/1/24	155,000	169,360
Series 2020 A, 5% 3/1/23	500,000	520,434
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds:
(American Biocarbon, CT, LLC Proj.) Series 2021, 0.25%, tender 6/1/22 (b)(d)	4,300,000	4,292,464
(East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,896,404
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (b)	815,000	817,662
Louisiana Stadium and Exposition District:
Series 2013 A, 5% 7/1/22	20,000	20,283
Series 2021, 4% 7/3/23	1,685,000	1,732,292
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (d)	150,000	163,292
Series 2017 B:
5% 1/1/23 (d)	1,070,000	1,104,576
5% 1/1/24 (d)	20,000	21,302
5% 1/1/25 (d)	5,000	5,443
5% 1/1/26 (d)	15,000	16,705
Series 2017 D2:
5% 1/1/23 (d)	10,000	10,323
5% 1/1/24 (d)	15,000	15,976
5% 1/1/25 (d)	115,000	125,191
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	9,280,000	9,330,498
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/22	2,400,000	2,451,827
5% 9/1/23	865,000	916,300
5% 9/1/24	785,000	854,480
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	110,000	115,172
TOTAL LOUISIANA		29,144,259
Maine - 0.1%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (d)	500,000	529,954
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2020 A:
4% 7/1/22	190,000	192,096
4% 7/1/22 (Escrowed to Maturity)	235,000	237,608
Series 2021 A:
5% 7/1/24	500,000	540,578
5% 7/1/25	500,000	555,355
5% 7/1/26	975,000	1,109,702
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/22	40,000	40,582
5% 7/1/24	630,000	683,855
5% 7/1/26	250,000	279,665
TOTAL MAINE		4,169,395
Maryland - 0.5%
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2020 A:
5% 7/1/23	400,000	421,193
5% 7/1/24	635,000	690,049
Series 2017 D:
5% 7/1/24	70,000	76,068
5% 7/1/25	75,000	84,004
Howard County Gen. Oblig. Series A, 5% 8/15/22	1,000,000	1,019,900
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	101,938
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	185,000	196,414
Series 2020 C, 0.625% 7/1/22	500,000	499,790
Series 2021 A, 0.83% 5/1/23 (e)	4,000,000	3,964,927
Series 2021 C:
0.375% 7/1/23	260,000	257,377
0.6% 7/1/24	560,000	549,062
Series 2022, 1.33% 1/1/24 (e)	5,000,000	4,963,595
Series A:
0.2% 3/1/23	1,015,000	1,006,015
0.25% 9/1/23	775,000	763,095
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2022 A:
5% 12/1/22 (f)	205,000	211,432
5% 12/1/23 (f)	95,000	101,414
Series 2022 B:
5% 12/1/23 (f)	120,000	124,536
5% 12/1/24 (f)	220,000	234,585
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,000,000	1,096,468
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	20,276
5% 7/1/23	20,000	21,035
5% 7/1/24	45,000	48,814
5% 7/1/25	40,000	44,691
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,243,432
Series 2020 A, 4% 7/1/22	100,000	101,069
Series 2020 B, 5% 4/15/23	675,000	705,586
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/23	1,250,000	1,310,248
Series 2022 A:
5% 6/1/23 (f)	600,000	628,407
5% 6/1/26 (f)	850,000	966,333
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020, 5% 7/1/22	1,500,000	1,522,093
Series 2021 A, 5% 7/1/24	1,250,000	1,358,364
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.12%, tender 3/1/22 (b)	4,200,000	4,200,000
TOTAL MARYLAND		28,532,210
Massachusetts - 1.4%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	469,747
5% 4/1/24	475,000	511,462
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2016 A, 0% 7/1/23	355,000	349,804
Series B, 5% 7/1/22	900,000	913,074
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	4,880,000	5,042,244
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (b)	1,750,000	1,726,039
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,200,000	3,097,912
Series S3, SIFMA Municipal Swap Index + 0.500% 0.7%, tender 3/3/22 (b)(c)	3,400,000	3,400,408
Series 2015 C, 5% 10/1/22	200,000	204,994
Series 2015 H1, 5% 7/1/22	575,000	583,159
Series 2016 A, 5% 7/15/22	30,000	30,487
Series 2016 I:
5% 7/1/22	410,000	415,596
5% 7/1/23	15,000	15,725
5% 7/1/24	25,000	26,933
5% 7/1/25	20,000	22,132
5% 7/1/26	20,000	22,682
Series 2019 A:
5% 7/1/22	450,000	456,249
5% 7/1/24	155,000	167,319
Series 2019 O:
5% 12/1/23	130,000	138,300
5% 12/1/24	100,000	109,647
Series 2020 A2, 5% 7/1/22	310,000	314,503
Series 2021 A, 5% 6/1/23	360,000	376,111
Series C:
5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	275,000	281,574
5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	350,000	370,115
5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	353,768
Series Q, 5% 7/1/22	250,000	253,632
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (d)	2,080,000	2,082,507
Series 2013, 5% 7/1/22 (d)	400,000	405,527
Series 2014:
5% 1/1/23 (d)	3,000,000	3,099,486
5% 1/1/24 (d)	5,000,000	5,279,710
Series 2015 A:
5% 1/1/23 (d)	9,000,000	9,298,458
5% 1/1/24 (d)	8,250,000	8,711,522
Series 2016 J:
5% 7/1/22 (d)	1,475,000	1,495,382
5% 7/1/23 (d)	725,000	760,346
Series 2016, 5% 7/1/24 (d)	535,000	572,933
Series 2020 C, 5% 7/1/23 (d)	375,000	393,793
Series 2021 B:
5% 7/1/24 (d)	750,000	806,028
5% 7/1/25 (d)	750,000	825,840
Massachusetts Gen. Oblig.:
Bonds Series D2, 1.7%, tender 8/1/22 (b)	980,000	983,667
Series 2021 B, 5% 11/1/23	8,880,000	9,458,855
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.103%, tender 3/7/22 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	385,094
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (d)	65,000	70,197
5% 7/1/25 (d)	25,000	27,716
Series 2019 C, 5% 7/1/24 (d)	345,000	372,586
Series 2021 E, 5% 7/1/23 (d)	500,000	525,876
TOTAL MASSACHUSETTS		74,024,139
Michigan - 0.7%
Armada Area Schools Series 2014, 4% 5/1/22	305,000	306,703
Brandon School District Series A, 5% 5/1/23	430,000	449,832
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,406,403
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	216,189
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	35,253
Dearborn School District Series 2017, 5% 5/1/22	250,000	251,851
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	500,000	507,095
Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	593,319
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	40,000	40,294
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	30,000	31,405
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 B, 5% 7/1/23	255,000	268,371
Series 2021:
5% 7/1/24	650,000	705,408
5% 7/1/25	480,000	536,125
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	126,542
Huron School District Series 2019, 5% 5/1/24	205,000	221,227
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	20,177
5% 5/15/24	10,000	10,807
5% 5/15/25	15,000	16,687
5% 5/15/26	15,000	17,136
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	211,992
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.45%, tender 9/26/22 (b)(c)	1,000,000	1,000,000
Lake Superior State Univ. Series 2021, 4% 11/15/22 (Assured Guaranty Muni. Corp. Insured)	305,000	311,591
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	64,659
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,155,000	1,171,544
Series 2014 D1, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	2,845,000	2,885,752
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	266,681
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	275,000	291,852
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,750,000	5,853,348
Series 2019 MI2, 5%, tender 2/1/25 (b)	1,605,000	1,766,801
Series 2012, 5% 11/1/22	350,000	359,924
Series 2014 25A, 5% 11/1/22 (d)	1,100,000	1,129,699
Series 2015 A:
5% 8/1/22	1,380,000	1,405,102
5% 8/1/23	630,000	665,605
Series 2015 D1:
0.25% 10/15/22	500,000	497,463
0.4% 10/15/23	650,000	638,567
0.55% 10/15/24	300,000	289,687
0.75% 10/15/25	250,000	239,394
Series 2015 MI:
5% 12/1/22	600,000	618,665
5% 12/1/24	100,000	109,619
Series 2016:
5% 11/15/22	715,000	735,857
5% 11/15/23	225,000	239,564
Series 2020 A, 4% 6/1/22	1,000,000	1,008,131
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	50,000	50,080
5% 3/15/23	85,000	88,490
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	330,000	334,967
Series 2010 F1, 4%, tender 6/1/23 (b)	200,000	207,474
Series 2012 A, 5% 6/1/23	200,000	201,958
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Cambridge Square of Flint Apts. Proj.) Series 2022, 1.5%, tender 5/1/23 (b)	5,000,000	5,017,663
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	150,000	144,832
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2019, 4% 11/15/22	730,000	741,923
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	721,723
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	569,606
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	385,000
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	47,102
5% 11/1/23	30,000	31,925
5% 5/1/24	40,000	43,148
5% 11/1/24	45,000	49,284
5% 5/1/25	25,000	27,781
5% 11/1/25	25,000	28,177
5% 11/1/28	20,000	22,868
Rockford Pub. Schools Gen. Oblig. Series 2019 I, 4% 5/1/22	285,000	286,601
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	314,051
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	345,000	365,089
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/22	455,000	461,517
5% 7/1/23	250,000	263,041
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	237,926
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (d)	530,000	531,307
5% 12/1/22 (d)	250,000	252,274
Series 2012 B, 5% 12/1/22 (d)	485,000	499,237
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	366,407
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	367,358
TOTAL MICHIGAN		40,181,130
Minnesota - 0.2%
Central Muni. Pwr. Agcy. Rev. Series 2021:
5% 1/1/23 (Assured Guaranty Muni. Corp. Insured)	330,000	341,168
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	291,572
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/22	110,000	110,589
5% 5/1/23	110,000	114,890
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	378,103
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/23	20,000	20,663
5% 1/1/28	215,000	228,793
Series 2014 B, 5% 1/1/23 (d)	20,000	20,670
Series 2016 B, 4% 1/1/23	300,000	307,474
Series 2016, 5% 1/1/25	620,000	680,535
Series 2019 C, 5% 1/1/26	380,000	427,987
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.63%, tender 7/3/23 (b)(c)	2,955,000	2,958,453
Series 2021 A:
0.3% 7/1/22 (d)	195,000	194,729
0.4% 1/1/23 (d)	195,000	194,019
0.5% 7/1/23 (d)	195,000	193,149
0.625% 1/1/24 (d)	390,000	384,309
Series H:
0.55% 1/1/23 (d)	180,000	179,273
0.65% 1/1/24 (d)	185,000	182,449
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	69,428
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/23	250,000	258,312
5% 1/1/24	35,000	37,331
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	282,505
Series 2015 A, 3% 1/1/23	250,000	254,040
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/23	65,000	67,205
5% 1/1/24	20,000	21,377
TOTAL MINNESOTA		8,199,023
Mississippi - 0.1%
Jackson Gen. Oblig. Series 2021:
5% 3/1/22	325,000	325,000
5% 3/1/23	325,000	337,884
5% 3/1/24	500,000	536,028
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	803,592
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series 2020 A2, 0.2%, tender 9/1/22 (b)	4,500,000	4,487,672
Series I, 5% 10/1/22	420,000	430,338
TOTAL MISSISSIPPI		6,920,514
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	15,000	15,000
5% 3/1/23	20,000	20,712
5% 3/1/24	15,000	15,961
5% 3/1/25	15,000	16,385
5% 3/1/26	20,000	22,376
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/24	1,000,000	1,080,806
Series 2020:
5% 11/15/22	660,000	679,253
5% 11/15/23	815,000	866,897
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	69,010
Missouri State Pub. Util. Commn Rev.:
Series 2020, 0.5% 3/1/22	5,000,000	5,000,000
Series 2022, 0.75% 8/1/23	10,000,000	9,922,865
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	233,851
5% 3/1/25	225,000	248,054
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	1,175,000	1,191,434
Series 2017 B:
5% 7/1/22 (Assured Guaranty Muni. Corp. Insured) (d)	500,000	506,825
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	268,974
Series 2019 B:
5% 7/1/22 (d)	365,000	369,982
5% 7/1/23 (d)	385,000	404,032
5% 7/1/24 (d)	400,000	430,358
5% 7/1/25 (d)	420,000	463,043
Series 2019 C, 5% 7/1/25	660,000	734,661
TOTAL MISSOURI		22,560,479
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	32,190
Series 2022 A, 3% 6/1/52	265,000	275,482
Series A1, 3.5% 6/1/50	420,000	441,008
TOTAL MONTANA		748,680
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (b)	1,170,000	1,257,959
Series 2019, 4% 8/1/23	580,000	601,820
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020, 5% 11/15/22	130,000	133,792
Gretna Ctfs. Prtn. Series 2021, 4% 12/15/25	2,620,000	2,808,363
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (d)	725,000	761,828
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,820,815
5% 4/1/25	2,835,000	3,140,069
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	130,000	137,533
Series 2022 B:
5% 3/1/24 (d)	1,050,000	1,125,443
5% 9/1/24 (d)	1,065,000	1,157,069
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,800,000	5,744,243
Series 2016 C, 5% 1/1/25	200,000	220,172
Series B, 5% 1/1/23	250,000	258,630
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	221,068
TOTAL NEBRASKA		19,388,804
Nevada - 1.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A1, 5% 7/1/22 (d)	360,000	364,914
Series 2019 A, 5% 7/1/23	200,000	210,432
Series 2019 D, 5% 7/1/22	10,000,000	10,143,239
Series 2021 B:
5% 7/1/22 (d)	1,510,000	1,530,611
5% 7/1/23 (d)	2,500,000	2,623,584
5% 7/1/24 (d)	2,145,000	2,307,796
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (d)	2,665,000	2,701,376
Series 2019 E:
5% 7/1/22	480,000	486,875
5% 7/1/24	575,000	624,154
5% 7/1/25	100,000	111,658
5% 7/1/27	275,000	322,840
Clark County School District:
Series 2015 C, 5% 6/15/22	500,000	506,158
Series 2016 A, 5% 6/15/23	255,000	267,732
Series 2017 A, 5% 6/15/22	710,000	718,744
Series 2017 C:
5% 6/15/22	3,300,000	3,340,640
5% 6/15/24	200,000	216,323
Series 2017 D:
5% 6/15/24	400,000	412,488
5% 6/15/25	350,000	360,702
Series 2018 A:
5% 6/15/23	435,000	456,719
5% 6/15/24	685,000	740,905
5% 6/15/25	315,000	350,736
Series 2020 A:
3% 6/15/22	500,000	503,306
3% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	450,000	461,883
Las Vegas Convention & Visitors Auth. Series 2021:
5% 7/1/23	1,000,000	1,051,752
5% 7/1/24	1,000,000	1,082,597
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 0.28%, tender 12/1/26 (b)(d)(e)	3,500,000	3,493,811
Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(e)	15,450,000	15,423,706
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	62,319
Series 2013 F1, 5% 3/1/25	250,000	259,529
Nevada Hsg. Division Bonds Series 2020, 0.3%, tender 10/1/22 (b)	4,220,000	4,204,830
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	1,460,000	1,467,289
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(d)	1,590,000	1,589,625
Series 2016 F, 2.05%, tender 4/15/22 (b)(d)	8,400,000	8,412,259
Series 2016, 2.05%, tender 4/15/22 (b)(d)	1,210,000	1,211,766
TOTAL NEVADA		68,023,298
New Hampshire - 0.1%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,273,242
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 0.575%, tender 7/1/24 (b)(d)	5,000,000	4,972,801
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	555,000	556,122
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (d)	260,000	276,890
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/27	120,000	121,279
Series 2016, 5% 10/1/23	425,000	450,114
TOTAL NEW HAMPSHIRE		7,650,448
New Jersey - 2.6%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	738,628
4% 4/1/24	425,000	449,374
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	70,000	72,559
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	680,000	674,933
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,344,458
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	229,211
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	711,507
5% 9/1/25	850,000	952,361
New Jersey Econ. Dev. Auth. Series QQQ:
5% 6/15/22	400,000	404,797
5% 6/15/23	420,000	440,029
5% 6/15/24	300,000	323,111
5% 6/15/25	385,000	425,303
5% 6/15/26	555,000	627,226
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/22	1,400,000	1,414,830
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	560,568
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	1,900,000	1,949,754
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	20,000	20,123
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	26,199
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	21,607
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (d)	350,000	372,714
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	371,676
Series 2012 II:
5% 3/1/22	135,000	135,000
5% 3/1/23	835,000	839,026
5% 3/1/27 (Pre-Refunded to 3/1/22 @ 100)	240,000	240,000
Series 2012:
5% 6/15/22	315,000	318,964
5% 6/15/22 (Assured Guaranty Corp. Insured)	900,000	911,456
Series 2013 NN, 5% 3/1/26	305,000	315,316
Series 2013:
5% 3/1/23	5,045,000	5,236,270
5% 3/1/24	480,000	496,557
5% 3/1/25	355,000	367,142
Series 2014 UU, 5% 6/15/24	400,000	430,815
Series 2015 XX:
4% 6/15/24	545,000	574,794
5% 6/15/23	75,000	78,577
Series 2017 DDD, 5% 6/15/22	220,000	222,639
Series 2019:
5.25% 9/1/22 (e)	5,550,000	5,667,735
5.25% 9/1/23 (e)	5,000,000	5,291,191
5.25% 9/1/24 (e)	2,100,000	2,284,072
Series UU, 3.1% 6/15/23	575,000	588,529
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (d)	2,500,000	2,499,153
Series 2020 E, 0.85% 12/1/25 (d)	1,600,000	1,518,620
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,000,000	1,995,871
New Jersey Edl. Facility:
Series 2015 C, 5% 7/1/22	240,000	243,276
Series 2016 A:
5% 7/1/22	140,000	141,864
5% 7/1/23	75,000	78,605
5% 7/1/24	175,000	188,700
Series 2016 E, 5% 7/1/22	625,000	633,679
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	580,000	607,214
Series 2014:
5% 6/1/22	400,000	404,147
5% 6/1/24	385,000	415,041
Series 2020 A:
4% 6/1/23	24,320,000	25,161,012
5% 6/1/24	1,530,000	1,649,384
5% 6/1/25	2,330,000	2,582,097
Series 2021, 2% 6/1/25	840,000	847,956
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	167,554
Series 2011, 5% 7/1/22	400,000	405,865
Series 2013, 5% 7/1/22	325,000	329,798
Series 2016 A:
2% 7/1/22	250,000	251,068
5% 7/1/22	5,000	5,070
5% 7/1/22	300,000	304,186
5% 7/1/23	15,000	15,766
5% 7/1/24	20,000	21,671
5% 7/1/24	10,000	10,836
5% 7/1/24	25,000	27,143
5% 7/1/25	10,000	11,152
5% 7/1/26	5,000	5,729
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,729
Series 2016, 5% 7/1/22	460,000	466,636
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (d)	500,000	515,058
Series 2015 1A:
5% 12/1/22 (d)	200,000	206,023
5% 12/1/24 (d)	55,000	60,150
Series 2016 1A:
5% 12/1/22 (d)	1,400,000	1,442,163
5% 12/1/23 (d)	1,400,000	1,488,885
5% 12/1/24 (d)	1,430,000	1,563,898
Series 2017 1A:
5% 12/1/22 (d)	215,000	221,475
5% 12/1/23 (d)	4,195,000	4,461,337
Series 2019 A:
5% 12/1/22	245,000	252,472
5% 12/1/23	4,260,000	4,536,583
5% 12/1/24	270,000	295,664
Series 2020 A, 5% 12/1/23 (d)	1,500,000	1,593,889
Series 2020:
5% 12/1/22 (d)	1,600,000	1,647,576
5% 12/1/22 (d)	1,660,000	1,709,360
5% 12/1/23 (d)	945,000	1,004,150
5% 12/1/24 (d)	675,000	737,248
Series 2021 A:
5% 12/1/23 (d)	200,000	212,519
5% 12/1/24 (d)	330,000	360,433
5% 12/1/25 (d)	700,000	781,266
Series 2021 B, 5% 12/1/24 (d)	570,000	621,760
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (b)	2,000,000	1,999,705
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	670,000	660,036
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 10/1/22 (d)	1,340,000	1,362,243
4% 4/1/23 (d)	115,000	118,208
4% 10/1/23 (d)	125,000	129,736
4% 4/1/25 (d)	150,000	159,207
Series 2021 H:
0.2% 4/1/23	235,000	232,937
0.35% 4/1/24	775,000	758,678
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	2,580,000	2,604,275
5% 6/1/23	1,080,000	1,125,619
5% 6/1/25	825,000	904,933
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 C2, 5.5% 1/1/25	350,000	391,077
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	5,365,000	5,539,514
5.25% 12/15/23	470,000	501,859
Series 2006 A:
5.25% 12/15/22	1,160,000	1,197,733
5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	535,917
Series 2010 D, 5.25% 12/15/23	555,000	592,620
Series 2013 AA:
5% 6/15/22	215,000	217,579
5% 6/15/23	785,000	822,435
Series 2016 A:
5% 6/15/22	2,720,000	2,753,179
5% 6/15/27	90,000	102,264
Series 2016 A1, 5% 6/15/24	800,000	864,349
Series 2016 A2, 5% 6/15/23	1,205,000	1,264,369
Series 2018 A:
5% 6/15/22	4,475,000	4,529,587
5% 6/15/23	445,000	466,925
5% 6/15/24	755,000	815,729
Series 2022 AA:
5% 6/15/23 (f)	150,000	156,431
5% 6/15/24 (f)	330,000	353,718
5% 6/15/25 (f)	2,000,000	2,199,727
Series A:
5% 12/15/23	365,000	388,137
5% 12/15/24	210,000	229,340
5% 12/15/25	200,000	223,713
Series D, 5% 12/15/23	480,000	510,427
Newark Gen. Oblig. Series 2020:
5% 10/1/22	900,000	920,397
5% 10/1/22	650,000	663,964
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	287,618
Series 2018 N, 4% 5/1/23	370,000	382,795
Series Q:
5% 5/1/22	80,000	80,580
5% 5/1/23	65,000	67,998
The Board of Ed. of Newark Series 2021:
5% 7/15/22	125,000	127,006
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	278,405
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	342,320
Trenton Gen. Oblig. Series 2015, 5% 7/15/22	2,000,000	2,030,443
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,700,000
TOTAL NEW JERSEY		143,429,514
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	750,000	792,634
5% 9/1/24 (d)	1,000,000	1,087,994
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	425,000	451,102
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,000,000	1,101,028
Series 2019 A:
4% 5/1/22	140,000	140,730
4% 5/1/23	980,000	1,011,226
4% 11/1/23	645,000	672,613
4% 11/1/24	250,000	265,794
4% 5/1/25	960,000	1,029,459
Santa Fe Pub. School District Gen. Oblig. Series 2021:
4% 8/1/22	500,000	506,948
4% 8/1/23	450,000	468,805
TOTAL NEW MEXICO		7,528,333
New York - 3.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	10,000	10,142
5% 7/1/24	40,000	43,237
East Ramapo Central School District Series 2021, 1.25% 5/5/22	1,250,000	1,251,389
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	200,000	202,114
5% 6/1/23	400,000	419,177
5% 6/1/24	940,000	1,009,015
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/24	1,330,000	1,428,559
5% 2/15/25	805,000	892,787
5% 2/15/26	1,545,000	1,764,740
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,061,174
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,837,011
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	466,392
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	402,935
Series 2020 A, 5% 7/1/23	300,000	315,977
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	5,190,000	5,097,487
New York Bridge Auth. Gen. Rev. Series 2021 B:
5% 1/1/23	1,025,000	1,059,513
5% 1/1/24	1,100,000	1,176,365
5% 1/1/25	1,315,000	1,449,948
New York City Edl. Construction Fund Series 2021 A, 5% 4/1/22	1,080,000	1,083,896
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	900,000	948,140
Series 1, 5% 8/1/23	405,000	427,594
Series 2006, 0.4%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 0.32%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,725,000	1,725,000
Series 2007 C-4, 0.01%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 0.01%, tender 3/7/22 (Assured Guaranty Muni. Corp. Insured) (b)	3,550,000	3,550,000
Series 2008 A-3, 0.01%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	3,175,000	3,175,000
Series 2008 C-4, 0.33%, tender 10/1/27 (b)	3,675,000	3,675,000
Series 2008 J3, 5% 8/1/22	550,000	559,889
Series 2012 D1, 5% 10/1/26	440,000	441,544
Series 2012 E, 5% 8/1/24	365,000	366,283
Series 2013 D, 5% 8/1/23	1,605,000	1,663,017
Series 2013 F1, 5% 3/1/24	250,000	260,148
Series 2013 I, 5% 8/1/23	200,000	211,158
Series 2014 J, 5% 8/1/25	410,000	445,484
Series 2015 A, 5% 8/1/23	570,000	601,800
Series 2016 B, 5% 8/1/22	300,000	305,394
Series 2016 E, 5% 8/1/24	840,000	914,587
Series 2016:
5% 8/1/22	1,405,000	1,430,261
5% 8/1/26	5,885,000	6,692,933
Series 2017 C, 5% 8/1/23	120,000	126,695
Series 2017, 5% 8/1/23	1,105,000	1,166,646
Series 2018 A:
5% 8/1/23	200,000	211,158
5% 8/1/24	150,000	163,319
Series 2018, 5% 8/1/22	540,000	549,709
Series 2021 F1, 5% 3/1/23	85,000	88,456
Series A:
4% 8/1/23	995,000	1,036,579
5% 8/1/22	440,000	447,911
5% 8/1/23	100,000	105,579
5% 8/1/25	670,000	727,987
Series A1, 5% 10/1/22	350,000	358,656
Series C:
5% 8/1/23	300,000	316,737
5% 8/1/26	220,000	253,139
Series D, 5% 8/1/25	710,000	736,062
Series E, 5% 8/1/22	590,000	600,608
Series F1:
5% 3/1/27	325,000	337,851
5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	421,345
Series H3, 5% 8/1/23	475,000	501,500
Series I1, 5% 3/1/27	200,000	214,534
Series J4, 5% 8/1/24	2,100,000	2,286,467
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,550,616
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	457,470
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,623,089
Series 2021 H, 0.12%, tender 3/4/22 (b)	450,000	449,990
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,763,686
Series 2021, 0.6%, tender 7/1/25 (b)	430,000	414,823
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	1,975,384
Series 2017 C3A, 0.2% 5/1/22	2,390,000	2,388,154
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,094,134
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	409,357
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 DD, 0.37% 6/15/33 (b)	2,000,000	2,000,000
Series AA, 4% 6/15/24	845,000	896,979
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	76,179
5% 7/15/24 (Escrowed to Maturity)	305,000	331,278
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	415,057
Series S1, 5% 7/15/23 (Escrowed to Maturity)	600,000	632,799
New York City Transitional Fin. Auth. Rev.:
Series 1:
5% 11/1/22	215,000	220,980
5% 11/1/22	400,000	411,125
Series 2013 E, 2% 11/1/23	230,000	231,399
Series 2014 D1, 5% 2/1/27	350,000	374,745
Series 2014, 5% 11/1/26	750,000	809,702
Series 2015 C, 5% 11/1/22	370,000	380,290
Series 2015 D, 5% 11/1/26	525,000	592,523
Series A1:
5% 5/1/23	300,000	314,087
5% 8/1/24	250,000	272,636
Series A3, 5% 8/1/23	1,045,000	1,103,451
Series B1:
5% 8/1/22	350,000	356,248
5% 8/1/24	545,000	594,347
Series C1, 3% 5/1/22	320,000	321,280
New York Convention Ctr. Dev. Corp. Rev. Series 2015, 5% 11/15/22	755,000	776,753
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 4% 12/15/22 (Escrowed to Maturity)	325,000	333,198
Series 2014 A, 5% 2/15/26	865,000	927,880
Series 2014 E, 5% 2/15/26	300,000	330,509
Series 2015 E, 5% 3/15/23 (Escrowed to Maturity)	300,000	312,735
Series 2016 D:
5% 2/15/23 (Escrowed to Maturity)	665,000	690,836
5% 2/15/25 (Escrowed to Maturity)	855,000	945,988
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 5/1/23	510,000	533,339
5% 7/1/24	275,000	298,376
Series 2015, 5% 12/1/22 (e)	700,000	720,975
Series 2021 A:
4% 10/1/22	2,875,000	2,929,314
5% 7/1/24	1,410,000	1,524,093
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/24	250,000	269,124
Series 2017 A, 5% 3/15/24	445,000	479,042
Series 2018 C, 5% 3/15/24	600,000	645,899
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.65%, tender 3/3/22 (b)(c)	1,160,000	1,160,705
Series 2012 A, 5% 11/15/22	225,000	231,587
Series 2016 A:
4% 11/15/25	350,000	383,547
5% 11/15/22	400,000	411,710
Series 2016 B1, 5% 11/15/25	255,000	288,623
Series 2017 B2, 5% 11/15/24	420,000	462,098
Series 2021 B1, 3% 11/1/22	3,000,000	3,042,167
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.364%, tender 4/1/24 (b)(c)	5,700,000	5,663,208
Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.621%, tender 3/4/22 (b)(c)	1,745,000	1,748,709
Series 2012 B, 5% 11/15/22	45,000	46,256
Series 2012 F:
5% 11/15/22	1,000,000	1,027,920
5% 11/15/23	985,000	1,011,861
Series 2014 C, 5% 11/15/22	255,000	262,120
Series 2015 A1, 5% 11/15/22	700,000	719,544
Series 2015 F, 5% 11/15/22	855,000	878,872
Series 2016 B, 5% 11/15/23	2,035,000	2,164,065
Series 2017 B:
5% 11/15/22	1,605,000	1,649,811
5% 11/15/23	780,000	829,469
Series 2017 D, 5% 11/15/23	420,000	446,637
Series 2019 F, 5% 11/15/22	250,000	256,926
Series 2020 A, 5% 2/1/23	7,880,000	8,153,396
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (d)	1,160,000	1,162,342
Series 2014 189, 2.85% 10/1/22 (d)	500,000	505,070
Series 212:
2.4% 4/1/22 (d)	1,130,000	1,131,421
2.5% 10/1/22 (d)	1,160,000	1,169,420
Series 214, 2.9% 10/1/22 (d)	805,000	812,785
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	415,000	427,717
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	345,000	356,262
Series 2017 A:
5% 2/15/23	555,000	576,909
5% 2/15/25	250,000	276,418
5% 2/15/25 (Escrowed to Maturity)	440,000	486,824
Series 2017 B:
5% 2/15/23	210,000	218,290
5% 2/15/23 (Escrowed to Maturity)	455,000	472,677
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	221,822
Series 2019 D, 5% 2/15/23	390,000	405,396
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	260,613
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.35%, tender 3/4/22 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	389,717
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	943,016
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	255,818
Series J, 0.75% 5/1/25	360,000	347,744
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (d)	1,110,000	1,191,638
Series 221, 3.5% 10/1/32 (d)	55,000	57,377
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (d)	475,000	487,138
5% 12/1/23 (d)	675,000	710,398
5% 12/1/25 (d)	1,100,000	1,203,412
Series 2020 C:
5% 12/1/22	2,355,000	2,416,966
5% 12/1/23	1,000,000	1,054,746
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	258,088
Series 2013 D, 5% 3/15/24	355,000	369,652
Series 2014 A, 5% 3/15/26	340,000	364,868
Series 2015 A, 5% 3/15/24	640,000	688,959
Series 2016 A:
5% 3/15/23	640,000	667,293
5% 3/15/27	350,000	399,100
5% 3/15/29	420,000	476,797
Series 2017 A, 5% 3/15/23	200,000	208,529
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/22 (d)	700,000	702,398
5% 4/1/23 (d)	4,225,000	4,398,254
5% 4/1/24 (d)	2,885,000	3,082,425
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (d)	945,000	1,023,304
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	277,215
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/22 (Assured Guaranty Muni. Corp. Insured)	925,000	925,000
5% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	275,000	286,295
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24 (f)	280,000	301,405
5% 6/15/25 (f)	295,000	326,042
Series 2022 B:
5% 10/1/25 (f)	340,000	373,411
5% 10/1/26 (f)	175,000	196,397
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/23 (d)	750,000	787,075
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	1,012,468
2%, tender 5/15/26 (b)	1,285,000	1,301,537
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,681,366
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,772,347
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.414%, tender 2/1/24 (b)(c)	2,000,000	1,996,960
Series 2013 A, 5% 11/15/26	400,000	418,510
Series 2016 A, 5% 11/15/23	400,000	426,594
Yonkers Gen. Oblig.:
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	56,351
Series 2021 A:
4% 2/15/24	250,000	262,372
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	452,430
Series 2021 B:
4% 2/15/24	290,000	304,409
5% 2/15/26	320,000	362,865
TOTAL NEW YORK		182,262,780
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (d)	200,000	208,795
Series 189, 5% 5/1/23	200,000	209,248
Series 2013 178, 5% 12/1/25 (d)	975,000	1,035,678
Series 2013:
5% 12/1/22	275,000	283,492
5% 12/1/23	725,000	772,984
5% 12/1/24 (d)	250,000	266,052
Series 2014 185, 5% 9/1/25 (d)	415,000	449,067
Series 2015 188, 5% 5/1/22 (d)	370,000	372,535
Series 202, 5% 10/15/22 (d)	4,435,000	4,543,657
Series 2020 221, 5% 7/15/24 (d)	605,000	653,080
Series 2022 209, 5% 7/15/22	300,000	304,781
Series 207:
5% 9/15/23 (d)	2,095,000	2,212,789
5% 9/15/24 (d)	430,000	466,347
Series 223:
5% 7/15/22 (d)	2,500,000	2,537,678
5% 7/15/23 (d)	3,275,000	3,441,521
5% 7/15/24 (d)	1,250,000	1,349,339
TOTAL NEW YORK AND NEW JERSEY		19,107,043
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2014 A, 5% 7/1/25	560,000	605,851
Series 2017 B, 5% 7/1/25 (d)	100,000	110,865
Series 2019 B, 5% 7/1/22 (d)	400,000	405,460
Series 2021 B:
5% 7/1/22 (d)	270,000	273,685
5% 7/1/24 (d)	2,000,000	2,160,395
5% 7/1/25 (d)	1,345,000	1,491,129
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 3/1/22 (b)(f)	3,000,000	2,983,011
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,466,538
Series 2021 B, 5%, tender 12/2/24 (b)	2,360,000	2,594,589
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(d)	2,000,000	2,036,044
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	334,312
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 3% 5/1/22	225,000	225,859
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	425,000	425,000
5% 3/1/23	450,000	468,253
Series 2019, 5% 3/1/25	335,000	370,782
Series 2021, 5% 3/1/25	1,250,000	1,383,125
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,355,000	2,507,322
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	1,420,000	1,425,143
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A:
5% 1/1/23	385,000	398,160
5% 1/1/25	200,000	219,937
Series 2015 B, 5% 1/1/23	425,000	439,527
Series 2015 E, 5% 1/1/23	35,000	36,196
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (d)	750,000	755,175
Series 2017 A:
5% 5/1/22 (d)	400,000	402,760
5% 5/1/23 (d)	235,000	245,306
Series 2020 A:
5% 5/1/23 (d)	340,000	354,911
5% 5/1/27 (d)	130,000	150,076
TOTAL NORTH CAROLINA		24,269,411
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,925,994
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/24	830,000	837,297
Series 2016, 5% 11/15/24	45,000	48,902
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	985,000	992,318
Series 2017 A, 5% 8/1/22	5,300,000	5,394,171
Series 2020 A:
5% 12/1/22	1,550,000	1,597,864
5% 12/1/23	1,000,000	1,065,825
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	559,678
Series 2021 A, 5% 2/15/24	555,000	595,569
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	26,674
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	433,567
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,976
Series 2018 A, 5% 1/1/26 (d)	290,000	322,960
Series 2019 B, 5% 1/1/27 (d)	350,000	397,646
Dayton City School District Ctfs. Prtn. Series 2021:
3% 12/1/22	270,000	274,162
3% 12/1/24	165,000	171,603
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	45,424
5% 6/15/23	40,000	41,474
Franklin County Hosp. Facilities Rev.:
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,385,000	1,446,364
Series 2013, 5% 5/15/22 (Escrowed to Maturity)	415,000	418,741
Series 2016 C, 5% 11/1/23	60,000	63,911
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 5/2/22 (b)	4,000,000	3,998,946
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	428,873
2% 12/1/23	355,000	360,441
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	115,000	116,182
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	837,794
5% 8/1/25	310,000	347,183
5% 8/1/26	535,000	615,093
Miami Univ.:
Series 2020 A, 5% 9/1/22	340,000	347,428
Series 2022 A, 5% 9/1/24 (f)	550,000	592,339
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	511,775
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	800,000	832,939
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	603,333
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	525,951
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/23	650,000	672,273
5% 1/1/24	40,000	42,777
5% 1/1/25	60,000	66,034
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	48,431
Series 2021 C, 3.25% 3/1/51	2,100,000	2,208,327
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A:
5% 2/15/24 (f)	55,000	57,404
5% 2/15/25 (f)	1,055,000	1,134,038
5% 2/15/26 (f)	910,000	1,003,256
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	45,000	46,689
5% 2/15/24	35,000	37,439
5% 2/15/25	35,000	38,549
5% 2/15/26	405,000	458,252
Series 2019, 5% 2/15/29	800,000	912,627
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	530,410
3% 12/1/24	425,000	442,592
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	320,205
5% 1/1/25	400,000	439,406
Univ. of Toledo Gen. Receipts Series 2013 C, 5% 6/1/22	260,000	262,689
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/22 (Build America Mutual Assurance Insured)	700,000	703,886
TOTAL OHIO		34,288,687
Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,056,599
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	1,050,000	1,113,846
4% 6/1/25	295,000	319,470
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	645,308
Oklahoma County Fin. Auth. Edl. Facilities (Jones Pub. Schools Proj.) Series 2020, 4% 9/1/22	305,000	309,186
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 0.35% 8/15/31 (b)	2,925,000	2,925,000
Oklahoma Dev. Fin. Auth. Rev.:
(Gilcrease Expressway West Proj.) Series 2020, 1.625% 7/6/23 (d)	4,000,000	4,003,464
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	585,820
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	347,233
Osage County Indl. Auth. Series 2022, 2% 9/1/23	3,500,000	3,507,050
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,837,004
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	470,459
4% 9/1/25	690,000	742,793
Univ. of Oklahoma Gen. Rev.:
Series 2020 B, 4% 7/1/24	490,000	519,508
Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,183,682
TOTAL OKLAHOMA		22,566,422
Oregon - 0.2%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(d)	2,970,000	2,970,000
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	770,000	783,284
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,621,416
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/22	135,000	137,930
4% 12/1/23	110,000	114,798
4% 12/1/24	150,000	159,398
4% 12/1/25	150,000	162,001
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (d)	1,255,000	1,354,746
Series 2015 23, 5% 7/1/23	275,000	288,969
Series 2022, 5% 7/1/25 (d)	1,315,000	1,451,562
Series 26 C:
5% 7/1/23 (d)	2,000,000	2,101,048
5% 7/1/24 (d)	1,000,000	1,075,896
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	148,494
TOTAL OREGON		12,369,542
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2021 B:
5% 10/15/23	950,000	1,009,851
5% 10/15/24	705,000	769,198
5% 10/15/25	740,000	829,953
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	317,692
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(d)	1,700,000	1,715,709
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,280,768
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	252,341
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	710,000	747,858
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	297,349
Series 2020 A, 5% 6/1/23	350,000	367,452
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 4/30/22 (b)	1,000,000	1,000,185
Delaware County Auth. Rev. Series 2015, 5% 8/1/22	475,000	483,520
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	192,987
5% 10/1/23	240,000	252,052
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	6,075,000	6,097,114
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	506,127
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 4% 8/15/22	470,000	477,188
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	663,489
4% 2/1/25	345,000	367,222
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,405,000	2,412,811
Series B, 1.8%, tender 8/15/22 (b)	1,595,000	1,599,795
Monroeville Fin. Auth. UPMC Rev. Series 2012, 3% 2/15/23	340,000	343,262
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,255
Series 2019:
5% 9/1/23	500,000	528,961
5% 9/1/26	1,250,000	1,427,408
Neshannock Township School District Gen. Oblig. Series 2021 B:
2% 9/1/22	115,000	115,722
2% 9/1/23	325,000	328,996
New Kensington-Arnold School District Series 2019 A, 4% 5/15/22	975,000	981,219
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	388,167
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	721,979
Parkland School District Series 2021 A, 3% 2/1/24	225,000	232,251
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 5% 11/15/23	225,000	239,801
Series 2020 A, 5% 4/15/22	500,000	502,686
Series 2021 A, 4% 10/15/23	425,000	444,971
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 6/30/22 (d)	1,495,000	1,515,285
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.25%, tender 4/15/22 (b)(d)	1,500,000	1,498,641
(Republic Svcs., Inc. Proj.):
Series 2014, 0.23%, tender 6/1/44 (b)(d)	4,000,000	3,997,635
Series 2019 B2, 0.3%, tender 7/15/22 (b)(d)	1,700,000	1,695,569
(Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 5/2/22 (b)(d)	26,000,000	25,977,133
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	500,000	482,202
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.6%, tender 6/3/24 (b)(c)(d)	1,365,000	1,358,474
Series 2011, 2.15%, tender 7/1/24 (b)(d)	775,000	776,745
Pennsylvania Gen. Oblig.:
Series 2012 1, 5% 6/1/22 (Escrowed to Maturity)	355,000	358,905
Series 2015 1:
5% 8/15/23	780,000	824,454
5% 3/15/25	425,000	471,469
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (AICUP Fing. Prog.-York College of Pennsylvania Proj.) Series 2014 T3, 3%, tender 4/30/22 (b)	1,470,000	1,473,322
Series 2014, 5% 12/1/22	20,000	20,633
Series 2015, 5% 8/15/22	565,000	576,191
Series 2017, 5% 5/1/22	1,000,000	1,007,202
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.693%, tender 10/1/23 (b)(c)	4,000,000	4,007,533
Series 2019, 1.4%, tender 1/1/23 (b)	4,500,000	4,511,872
Series 2021 134 B, 5% 10/1/23 (d)	1,000,000	1,056,663
Series 2021 135 B:
5% 4/1/22 (d)	390,000	391,400
5% 10/1/22 (d)	660,000	675,933
5% 4/1/23 (d)	660,000	687,794
5% 10/1/23 (d)	1,025,000	1,084,739
5% 4/1/24 (d)	600,000	642,975
5% 10/1/24 (d)	805,000	874,119
5% 4/1/25 (d)	180,000	198,052
Series 2021 137:
0.45% 10/1/23	325,000	320,977
5% 4/1/24	200,000	215,181
5% 4/1/25	200,000	221,713
5% 10/1/26	280,000	322,784
Series 2022 138, 5% 4/1/25 (f)	2,415,000	2,663,224
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022:
1.25%, tender 2/1/24 (b)	6,000,000	5,974,088
1.5%, tender 7/1/23 (b)	9,000,000	9,027,041
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/22	200,000	202,139
Series 2021 B:
5% 12/1/22	800,000	824,459
5% 12/1/23	1,410,000	1,502,306
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (d)	1,315,000	1,413,060
5% 6/15/26 (d)	1,000,000	1,098,740
Series 2017 A, 5% 7/1/24	40,000	43,275
Series 2017 B:
5% 7/1/22 (d)	1,300,000	1,317,132
5% 7/1/23 (d)	3,280,000	3,442,142
5% 7/1/24 (d)	1,160,000	1,248,039
5% 7/1/25 (d)	440,000	485,093
Series 2020 C:
5% 7/1/22 (d)	2,750,000	2,787,537
5% 7/1/23 (d)	8,930,000	9,371,441
Series 2021:
5% 7/1/24 (d)	1,970,000	2,119,515
5% 7/1/25 (d)	3,925,000	4,327,248
5% 7/1/28 (d)	95,000	110,994
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	568,222
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	390,000	399,484
Series 2017 15, 5% 8/1/22	480,000	488,488
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	195,261
Series 2021 A, 5% 9/1/22	850,000	867,753
Series 2021 B:
5% 9/1/22	1,000,000	1,020,886
5% 9/1/23	660,000	696,606
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,824,869
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.85%, tender 12/1/23 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,000,000	4,023,948
Series 2019 A:
5% 9/1/23	270,000	285,556
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	625,000	718,968
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,498
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,645
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,788
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,817
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	225,547
5% 5/1/25	340,000	375,264
5% 5/1/26	320,000	362,283
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/22	1,000,000	1,011,075
5% 6/1/23	750,000	787,877
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	206,164
3% 12/1/24	250,000	261,382
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	362,935
4% 7/1/24	450,000	476,033
TOTAL PENNSYLVANIA		148,285,756
Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/24	1,010,000	1,095,292
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	295,000	297,471
5% 5/15/23	25,000	26,111
5% 5/15/24	160,000	172,257
5% 5/15/25	120,000	132,901
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	144,581
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	95,000	100,527
Series 2022 76 A:
5% 4/1/27	35,000	40,759
5% 4/1/28	250,000	296,773
5% 4/1/29	300,000	360,798
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (d)	490,000	575,864
Series A, 4% 12/1/26 (d)	540,000	568,763
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	82,420
5% 6/1/27	20,000	21,922
TOTAL RHODE ISLAND		3,916,439
South Carolina - 0.5%
Charleston County Arpt. District Series 2013 A, 5.5% 7/1/27 (d)	850,000	895,866
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	45,000
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	9,000,000	9,409,306
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	85,000	88,192
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	101,117
5% 12/1/26	25,000	27,685
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2021 B, 3% 3/1/22	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	110,000	117,793
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	175,000	196,273
Series 2019 B:
5% 7/1/22 (d)	310,000	314,190
5% 7/1/26 (d)	185,000	210,227
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	25,000	25,778
5% 12/1/23	110,000	117,201
5% 12/1/25	190,000	208,029
Series 2015 A, 5% 12/1/25	115,000	127,504
Series 2015 C, 5% 12/1/22	560,000	577,421
Series 2021 A:
5% 12/1/24	375,000	411,071
5% 12/1/25	850,000	956,248
Series A:
5% 12/1/22	750,000	773,332
5% 12/1/23	1,015,000	1,081,447
5% 12/1/23	620,000	660,588
5% 12/1/24	365,000	400,109
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	690,000	720,078
TOTAL SOUTH CAROLINA		27,464,455
South Dakota - 0.0%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/22	250,000	250,500
3% 4/1/23	275,000	280,868
3% 4/1/24	425,000	439,067
3% 4/1/25	500,000	522,688
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/22	10,000	10,277
Series 2020 A:
5% 9/1/22	140,000	142,988
5% 9/1/23	335,000	354,610
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	700,000	732,800
TOTAL SOUTH DAKOTA		2,733,798
Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,500,000	1,521,385
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (b)	1,250,000	1,243,094
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/22 (d)	300,000	304,145
5% 7/1/23 (d)	250,000	262,529
Series 2021 B, 5% 7/1/22 (d)	400,000	405,527
Series 2021 C:
5% 7/1/22 (d)	400,000	405,527
5% 7/1/23 (d)	1,750,000	1,837,701
5% 7/1/24 (d)	1,850,000	1,990,407
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	400,000	386,220
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	3,992,310
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (d)	1,910,000	2,105,743
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	11,533,641
Series 2021 A:
4% 9/1/22	335,000	340,119
4% 3/1/23	350,000	359,809
4% 9/1/23	275,000	285,852
4% 3/1/24	300,000	314,751
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	10,860,000	11,146,684
Series 2018, 5% 11/1/22	1,500,000	1,538,164
Series 2021 A:
5% 11/1/22	150,000	153,715
5% 11/1/23	250,000	263,950
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 3A, 3% 1/1/52	260,000	270,669
Series 2021 3B, 0.25% 7/1/22	3,350,000	3,345,005
TOTAL TENNESSEE		44,006,947
Texas - 4.1%
Alamito Pub. Facilities Corp. Bonds Series 2019, 1.51%, tender 5/1/22 (b)	6,000,000	6,002,226
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,413
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,605,472
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	473,777
5% 12/15/24	550,000	591,210
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (b)	700,000	701,207
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (d)	715,000	779,777
Series 2019 B, 5% 11/15/22 (d)	600,000	616,641
Series 2019:
5% 11/15/22 (d)	885,000	909,546
5% 11/15/23 (d)	845,000	896,738
5% 11/15/24 (d)	515,000	559,657
Austin Gen. Oblig. Series 2019, 5% 5/1/25	780,000	869,856
Austin Independent School District:
Series 2015 B, 5% 8/1/25	95,000	106,665
Series 2022 A, 5% 8/1/22	1,000,000	1,017,895
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (b)	5,000,000	5,035,617
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (b)	2,800,000	2,802,129
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	55,000	56,787
5% 1/1/24	75,000	79,882
5% 1/1/26	75,000	84,233
Series 2020 B:
5% 1/1/23	220,000	227,146
5% 1/1/25	125,000	136,840
5% 1/1/26	125,000	140,389
Series 2020 F, 5% 1/1/25	2,000,000	2,155,613
City of Beaumont Series 2021, 5% 3/1/23	665,000	691,431
Clear Creek Independent School District:
Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	607,895
Series 2019, 5% 2/15/25	500,000	553,757
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	533,572
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.3%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	6,100,000	6,100,000
Corpus Christi Gen. Oblig. Series 2015, 5% 3/1/24	1,955,000	2,101,499
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	200,000	202,945
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,495,000	4,361,550
Series 2017 A2, 1.25%, tender 8/15/22 (b)	3,000,000	3,006,468
Series 2020 A, 5% 2/15/25	200,000	221,196
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (d)	1,000,000	1,027,134
Series 2013 E, 5% 11/1/23 (d)	1,455,000	1,542,376
Series 2013 F, 5% 11/1/22	580,000	595,424
Series 2014 A:
4% 11/1/23 (d)	200,000	208,731
5.25% 11/1/26 (d)	900,000	956,045
5.25% 11/1/30 (d)	1,000,000	1,058,188
Series 2014 B:
5% 11/1/22 (d)	100,000	102,632
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (d)	515,000	528,974
Series 2014 C, 5% 11/1/22	550,000	564,626
Series 2020 A:
5% 11/1/23	2,250,000	2,390,885
5% 11/1/24	225,000	246,360
Series 2020 B, 5% 11/1/22	3,000,000	3,079,777
Series 2021 B, 5% 11/1/24	3,500,000	3,832,269
Denton Independent School District Series 2016, 0% 8/15/25	35,000	33,339
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	437,005
5% 9/1/26	300,000	338,277
El Paso Gen. Oblig. Series 2021 B, 5% 8/15/22	565,000	576,061
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	757,029
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	5,490,000	5,517,115
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,245,000	3,199,089
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,525,000	2,418,821
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	36,420
Series 2016, 5% 3/1/25	120,000	132,780
Series 2019, 5% 3/1/24	4,520,000	4,855,915
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,914,225
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	473,872
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	1,973,998
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	512,632
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	435,000	447,805
Series 2012 A, 5% 11/15/22 (Escrowed to Maturity)	245,000	252,212
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (b)	5,000,000	5,149,734
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.62%, tender 3/3/22 (b)(c)	3,250,000	3,249,649
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,770,000	1,770,239
Series 2020 C, 5%, tender 12/1/22 (b)	6,710,000	6,919,255
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	218,840
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 1.1% 6/1/22 (b)(c)	600,000	600,746
Series 2014 A, 5% 12/1/26	120,000	131,543
Series 2020 A, 4% 7/1/25	250,000	270,275
Series 2020, 5% 6/1/22	1,000,000	1,011,024
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.05%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,750,000
Series A3, 0.05%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,450,000	4,450,000
Houston Arpt. Sys. Rev.:
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	235,000	238,342
5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (d)	630,000	638,960
Series 2018 A, 5% 7/1/22 (d)	860,000	871,739
Series 2018 C, 5% 7/1/25 (d)	400,000	441,540
Series 2020 A, 5% 7/1/23 (d)	1,000,000	1,049,434
Series 2021 A:
5% 7/1/24 (d)	500,000	537,948
5% 7/1/26 (d)	1,250,000	1,407,085
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	266,011
4% 9/1/25	215,000	233,280
4% 9/1/26	275,000	303,555
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	1,000,000	1,036,736
Jacksonville Independent School District Series 2020, 5% 2/15/24	1,915,000	2,054,595
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,505,542
Kilgore Independent School District Bonds Series 2022, 2%, tender 2/15/52	4,000,000	4,080,238
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	245,035
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	984,116
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (d)	375,000	397,520
Series 2017:
5% 11/1/22 (d)	620,000	636,319
5% 11/1/23 (d)	1,500,000	1,590,079
5% 11/1/24 (d)	750,000	814,206
Series 2021:
5% 11/1/22 (d)	2,880,000	2,955,807
5% 11/1/23 (d)	3,860,000	4,091,803
5% 11/1/24 (d)	3,560,000	3,864,763
5% 11/1/25 (d)	605,000	672,491
5% 11/1/26 (d)	405,000	459,080
5% 11/1/27 (d)	415,000	478,926
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	277,786
Series 2019:
5% 5/15/23	1,070,000	1,121,626
5% 5/15/24	550,000	592,632
Series 2020:
5% 5/15/22	1,000,000	1,009,123
5% 5/15/23	215,000	225,374
5% 5/15/24	550,000	592,632
Series 2015 B, 5% 5/15/24	325,000	350,192
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,625,833
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,107,180
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
5% 4/15/24	875,000	944,088
5% 4/15/25	725,000	805,790
5% 4/15/26	675,000	770,572
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	117,908
McKinney Independent School District Series 2021, 5% 2/15/25	600,000	665,247
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (b)	2,000,000	1,977,372
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 5/2/22 (b)(d)	6,000,000	5,994,723
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.575%, tender 7/1/24 (b)(d)	3,425,000	3,406,369
Series 2020 A, 0.18%, tender 3/1/22 (b)(d)	6,000,000	6,000,000
Series 2020 B, 0.18%, tender 3/1/22 (b)(d)	5,000,000	5,000,000
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	600,000	596,721
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	61,976
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	35,850
North Texas Tollway Auth. Rev.:
Series 2015 B, 5% 1/1/23	325,000	336,026
Series 2016 A:
5% 1/1/23	780,000	806,462
5% 1/1/28	1,205,000	1,357,169
Series 2017 A:
5% 1/1/24	605,000	624,571
5% 1/1/26	580,000	598,742
Series 2019 A, 5% 1/1/23	325,000	336,026
Series 2019 B, 5% 1/1/25	325,000	356,732
Series 2020 A, 5% 1/1/25	265,000	291,883
Series 2021 B, 5% 1/1/26	695,000	783,594
Odessa College District Rev. Series 2021, 4% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	740,000	748,186
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (b)	2,500,000	2,479,122
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	295,000	316,438
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	610,000	622,568
Port Arthur Series 2021:
5% 2/15/24	240,000	257,012
5% 2/15/24	195,000	208,823
Port of Houston Auth. Series 2021, 5% 10/1/23	805,000	854,532
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	1,000,000	1,011,531
Series 2015, 5% 2/15/24	250,000	268,425
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (d)	275,000	278,754
5% 7/1/22 (d)	265,000	268,617
5% 7/1/23 (d)	195,000	204,640
5% 7/1/25 (d)	400,000	440,993
5% 7/1/26 (d)	500,000	562,834
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2022, 2%, tender 12/1/27 (b)	1,415,000	1,415,187
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	364,663
Series 2022, 5% 2/1/26	545,000	617,816
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	338,533
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	75,000	76,644
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,868,667
Series 2014 B, 2%, tender 11/1/22 (b)	520,000	523,326
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	220,645
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	21,137
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	52,843
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	1,240,000	1,370,274
5% 2/15/26	35,000	39,746
Series 2017 A, 5% 2/15/24	500,000	536,146
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,460,164
5% 5/15/26	725,000	831,430
Texas Gen. Oblig. Series 2013 B, 5.5% 8/1/23 (d)	5,500,000	5,841,324
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/22	1,250,000	1,284,323
5% 12/15/23	3,450,000	3,643,537
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	1,450,000	1,466,575
3% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	925,741
3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	882,582
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 5% 3/15/24	315,000	338,898
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,500,000	3,351,107
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	36,958
Tyler Independent School District Series 2017, 5% 2/15/25	215,000	237,786
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	331,712
4% 3/1/24	580,000	611,931
4% 3/1/25	400,000	431,259
4% 3/1/26	575,000	631,283
Wichita Falls Independent School District Series 2021, 3% 2/1/23	1,400,000	1,427,010
TOTAL TEXAS		225,112,421
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	150,000	161,384
Series 2018 A, 5% 7/1/23 (d)	250,000	262,018
Series 2021 A:
5% 7/1/22 (d)	650,000	658,522
5% 7/1/23 (d)	550,000	576,440
5% 7/1/24 (d)	1,000,000	1,075,896
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	265,000	283,892
Series 2016 B, 5% 5/15/22	250,000	252,265
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	516,913
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	727,526
TOTAL UTAH		4,514,856
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (d)	700,000	731,727
Series 2020 A, 5% 6/15/27 (d)	665,000	758,841
TOTAL VERMONT		1,490,568
Virginia - 1.1%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	357,642
5% 7/1/24	425,000	461,126
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	1,750,000	1,752,584
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,400,000	2,544,126
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,625,000	1,702,000
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	54,116
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	475,000	475,701
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	6,685,000	6,682,679
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	14,713,080
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(d)	735,000	741,762
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (b)	2,500,000	2,513,305
Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,844,153
Series 2008 C, 1.8%, tender 4/1/22 (b)	2,600,000	2,601,912
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,239,070
4% 7/1/25	1,000,000	1,080,760
Series 2021 B:
4% 7/1/23 (d)	500,000	518,141
5% 7/1/24 (d)	400,000	430,358
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj. - Detc Issue) Series 2003, 1.7%, tender 10/1/22 (b)	2,000,000	2,008,169
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 0.65%, tender 8/1/22 (b)	5,000,000	4,977,549
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	27,052
5% 6/15/25	20,000	22,249
5% 6/15/26	35,000	39,947
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(d)	1,205,000	1,206,779
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2019 B, 5% 8/1/23 (d)	410,000	432,575
Series 2020 A, 5% 8/1/22	1,940,000	1,974,552
Virginia Small Bus. Fing. Auth.:
Series 2012, 5.5% 1/1/42 (d)	4,000,000	4,055,396
Series 2020 A, 5% 1/1/23	400,000	413,129
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,050,082
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	301,597
TOTAL VIRGINIA		59,221,591
Washington - 1.1%
Energy Northwest Elec. Rev. Series 2021 A, 5% 7/1/22	1,395,000	1,415,500
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,208,993
4% 11/1/24	135,000	144,150
Series 2020:
3% 6/1/22	250,000	251,411
3% 6/1/23	400,000	408,796
3% 6/1/25	275,000	286,699
Series 2021:
2% 6/1/23	780,000	787,046
3% 12/1/25	825,000	863,681
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021:
2% 10/1/22	100,000	100,564
2% 10/1/23	100,000	100,929
King County Swr. Rev.:
Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,105,000	2,047,101
Series B, 5% 7/1/25	1,885,000	2,046,593
Port of Seattle Rev.:
Series 2012 A:
5% 8/1/22	400,000	407,192
5% 8/1/27	400,000	406,753
Series 2012 B, 5% 8/1/23 (d)	1,345,000	1,366,500
Series 2015 A, 3% 4/1/22	250,000	250,506
Series 2016 B:
5% 10/1/22 (d)	70,000	71,669
5% 10/1/23 (d)	65,000	68,788
Series 2016, 5% 2/1/25	290,000	319,935
Series 2017 C, 5% 5/1/22 (d)	5,540,000	5,579,620
Series 2018 A, 5% 5/1/22 (d)	11,475,000	11,557,065
Series 2019:
5% 4/1/22 (d)	790,000	792,804
5% 4/1/23 (d)	615,000	641,171
5% 4/1/24 (d)	400,000	429,505
5% 4/1/25 (d)	280,000	309,505
Series 2021 C:
5% 8/1/22 (d)	3,510,000	3,571,626
5% 8/1/23 (d)	3,665,000	3,863,609
5% 8/1/24 (d)	1,360,000	1,474,995
5% 8/1/25 (d)	390,000	435,118
Series 2021:
5% 9/1/23 (d)	2,100,000	2,216,795
5% 9/1/24 (d)	1,080,000	1,171,424
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (d)	500,000	505,348
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,690,723
Seattle Muni. Lt. & Pwr. Rev. Series 2012 A, 5% 6/1/24	500,000	505,411
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	27,566
5% 1/1/26	35,000	39,727
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	915,000	924,431
Washington Fed. Hwy. Grant Anticipation Rev. Series 2012 F, 5% 9/1/22	495,000	505,539
Washington Gen. Oblig.:
Series R 2020 A, 5% 1/1/25	250,000	275,803
Series R 2020 C, 5% 7/1/22	2,500,000	2,536,991
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	255,828
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	226,192
5% 8/15/26	115,000	129,808
5% 8/15/27	50,000	57,618
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,164,466
Series 2012 A, 5% 10/1/22	445,000	456,111
Series 2012 B, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	405,000	414,945
Series 2014, 5% 3/1/22	200,000	200,000
Series 2015 B, 5% 8/15/23	600,000	634,285
Series 2015, 5% 7/1/24	1,250,000	1,352,046
Series 2018 B, 5% 10/1/25	1,585,000	1,782,313
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	1,052,652
TOTAL WASHINGTON		59,333,846
West Virginia - 0.2%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,476,969
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,268,108
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,916,104
Series 2011 A, 1%, tender 9/1/25 (b)(d)	1,500,000	1,461,216
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	229,168
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,218,477
5% 6/1/24	1,490,000	1,611,091
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (d)	960,000	966,569
TOTAL WEST VIRGINIA		13,147,702
Wisconsin - 0.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	329,116
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,994,007
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,106,263
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/22 (d)	30,000	30,881
5.25% 12/1/23 (d)	35,000	37,341
Series 2016 A, 5% 12/1/22 (d)	1,000,000	1,029,354
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	1,130,000	1,250,154
Series 2020 N4, 5% 4/1/22	2,125,000	2,132,683
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	361,981
5% 6/1/24	675,000	729,544
5% 6/1/25	375,000	417,087
5% 6/1/26	300,000	342,859
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A1, 0.45%, tender 5/2/22 (b)(d)	900,000	899,208
Series 2017 A2, 0.45%, tender 5/2/22 (b)(d)	7,200,000	7,193,668
Racine Unified School District Series 2021:
2% 4/1/22	175,000	175,215
2% 4/1/23	225,000	227,633
2% 4/1/24	475,000	481,896
2% 4/1/25	600,000	610,864
Waukesha Gen. Oblig. Series 2021 A, 2% 7/1/22	1,500,000	1,503,071
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	98,793
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/29/25 (b)	355,000	390,833
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.75%, tender 7/26/23 (b)(c)	4,000,000	4,007,071
Series 2018, 5% 4/1/26	195,000	222,460
Series 2019 A:
5% 11/15/22	325,000	334,644
5% 12/1/23	35,000	37,266
5% 12/1/24	100,000	109,619
5% 12/1/25	125,000	140,819
5% 12/1/26	200,000	230,941
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	849,857
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021 B:
4% 9/15/24	200,000	210,859
4% 9/15/26	220,000	237,400
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	330,000	343,578
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2019 A, 0.2%, tender 10/14/22 (b)	1,515,000	1,508,130
Series 2021 C:
0.61%, tender 5/1/24 (b)	170,000	166,226
0.81%, tender 5/1/25 (b)	200,000	194,884
TOTAL WISCONSIN		29,936,205
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/22	775,000	779,406
4% 5/1/23	250,000	258,586
4% 5/1/25	260,000	280,234
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2020 3:
5% 6/1/22 (d)	280,000	282,882
5% 6/1/23 (d)	955,000	996,768
Series 2021 4:
0.2% 6/1/22 (d)	575,000	574,392
0.3% 6/1/23 (d)	1,170,000	1,158,334
TOTAL WYOMING		4,330,602
TOTAL MUNICIPAL BONDS (Cost $2,303,309,564)		2,285,305,384

Municipal Notes - 25.4%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
East Alabama Health Care Auth. Series 2012 B, 0.25% 3/1/22, VRDN (b)	4,897,000	4,897,000
Health Care Auth. for Baptist Health Series 2013 B, 0.41% 3/7/22, VRDN (b)	6,705,000	6,705,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.24% 3/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,000,000	5,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.13% 3/1/22, VRDN (b)(d)	3,100,000	3,100,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.13% 3/1/22, VRDN (b)(d)	9,200,000	9,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.1% 3/1/22, VRDN (b)	5,850,000	5,850,000
TOTAL ALABAMA		34,752,000
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. Series 2015 B, 0.44% 3/3/22, LOC MUFG Bank Ltd., VRDN (b)	2,500,000	2,500,010
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	12,800,000	12,800,000
Series XF 10 91, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	950,000	950,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,145,000	6,145,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.32% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,300,000	1,300,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,520,000	1,520,000
TOTAL ARIZONA		25,215,010
California - 3.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 05 68, 0.23% 3/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	10,400,000	10,400,000
California Edl. Facilities Auth. Rev. (California Institute of Technology Proj.) Series 2006 A, 0.21% 3/7/22, VRDN (b)	20,000,000	20,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 0.33% 3/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,825,000	4,825,000
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series XF 29 54, 0.3% 3/7/22 (b)(g)(h)	4,000,000	4,000,000
California Muni. Fin. Auth. Participating VRDN Series DBE 80 61, 0.59% 3/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	1,278,846	1,278,846
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2004 I, 0.21% tender 7/13/22, CP mode	5,000,000	4,991,693
Series 2021 E, 0.14% tender 5/3/22, CP mode (b)	10,000,000	10,000,000
Series 2021, 0.2% tender 6/12/22, CP mode (b)	9,200,000	9,184,491
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	485,000	485,000
Lodi Unified School District Participating VRDN Series 2021 XG 03 22, 0.23% 3/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	7,400,000	7,400,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 0.37% 3/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	14,500,000	14,500,000
Series 2022 MIZ 90 90, 0.37% 3/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	7,500,000	7,500,000
Los Angeles Gen. Oblig. TRAN Series 2021, 4% 6/23/22	15,000,000	15,155,709
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2022, 0.23% 3/21/22, LOC BMO Harris Bank NA, CP	2,265,000	2,264,935
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	4,300,000	4,300,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 0.26% 3/7/22, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,000,000	1,000,000
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 93, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,795,000	2,795,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2022 A, 0.37% 5/10/22, LOC Bank of America NA, CP	12,000,000	11,997,666
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.32% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	1,850,000	1,850,000
Series XM 09 16, 0.27% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,200,000	2,200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	16,325,000	16,325,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A2, 0.17% 3/8/22, LOC Bank of America NA, CP	5,000,000	4,999,945
San Mateo County Joint Powers Fing. Auth. Participating VRDN Series 2021 XG 03 18, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	3,800,000	3,800,000
Univ. of California Revs. Participating VRDN Series Floaters XM 04 34, 0.23% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,800,000	5,800,000
TOTAL CALIFORNIA		168,553,285
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2021 A, 4% 6/29/22	2,000,000	2,021,857
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.55% 3/7/22, LOC Deutsche Bank AG, VRDN (b)	665,000	665,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	99,832	99,832
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.32% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.3% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	1,240,000	1,240,000
TOTAL COLORADO		27,126,689
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.15% 3/1/22, VRDN (b)(d)	5,880,000	5,880,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series 2021 XF 12 62, 0.27% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	1,710,000	1,710,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.26% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	900,000	900,000
TOTAL DISTRICT OF COLUMBIA		2,610,000
Florida - 1.7%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,000,000	3,000,000
Series XM 08 95, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	840,000	840,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,400,000	3,400,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2008 3C3, 0.14% tender 3/1/22 (Liquidity Facility Royal Bank of Canada), CP mode	4,600,000	4,599,990
Jacksonville Health Care Series 2022, 0.2% 3/9/22, CP	2,000,000	1,999,965
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.35% 3/7/22, VRDN (b)	13,500,000	13,500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,035,000	1,035,000
Series MIZ 90 72, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	400,000	400,000
Miami-Dade County Participating VRDN:
Series XF 29 47, 0.27% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	3,400,000	3,400,000
Series XF 29 48, 0.27% 3/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	3,400,000	3,400,000
Miami-Dade County Aviation Rev.:
Participating VRDN Series XM 08 70, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,100,000	2,100,000
Series 2022, 0.2% 3/8/22, LOC Bank of America NA, CP (d)	2,000,000	1,999,987
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series 2018 XM 06 76, 0.32% 3/7/22 (b)(g)(h)	13,000,000	13,000,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,755,000	1,755,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 0.15% 3/1/22, VRDN (b)(d)	5,000,000	5,000,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series 2021 XF 11 01, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,000,000	2,000,000
Series 2021 XM 09 42, 0.24% 3/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,475,000	3,475,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 30, 0.28% 3/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	10,500,000	10,500,000
Series XF 25 23, 0.26% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,000,000	10,000,000
Series ZM 05 71, 0.25% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,650,000	2,650,000
TOTAL FLORIDA		93,684,942
Georgia - 0.4%
Atlanta Arpt. Rev. Series 2022, 0.32% 4/13/22, LOC Bank of America NA, CP (d)	7,000,000	6,999,156
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.18% 3/1/22, VRDN (b)(d)	3,250,000	3,250,000
Participating VRDN Series 2021 XG 03 08, 0.26% 3/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	7,000,000	7,000,000
Georgia Road & Thruway Auth. Rev. Participating VRDN Series 2021 XF 11 17, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	1,440,000	1,440,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.34% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
TOTAL GEORGIA		20,089,156
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,900,000	2,900,000
Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2021, 3% 6/30/22	7,000,000	7,053,205
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.32% 3/7/22 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	785,000	785,000
TOTAL IDAHO		7,838,205
Illinois - 1.0%
Chicago Midway Arpt. Rev. Series 2021 A, 0.16% 3/15/22, LOC JPMorgan Chase Bank, CP (d)	6,000,000	5,999,803
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.3% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	750,000	750,000
Series XM 08 79, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500,000	2,500,000
Series XM 08 84, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,500,000	2,500,000
Series XM 09 18, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
Chicago Park District Gen. Oblig. Participating VRDN Series 2021 XX 11 68, 0.27% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,200,000	1,200,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.3% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	8,000,000	8,000,000
Series XM 09 03, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Series XM 09 05, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,280,000	1,280,000
Cook County Ill Sales Tax Rev. Participating VRDN Series 2019 XM 07 28, 0.3% 3/7/22 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	3,370,000	3,370,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,300,000	1,300,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,055,000	7,055,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.29% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,343,000	4,343,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.45% 3/7/22, VRDN (b)	1,360,000	1,360,000
Sales Tax Securitization Corp. Participating VRDN Series XF 06 03, 0.34% 3/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	13,615,000	13,615,000
TOTAL ILLINOIS		56,072,803
Indiana - 0.2%
Brownsburg 1999 School Bldg. Corp. BAN Series 2022, 1.75% 2/1/23 (e)	6,000,000	6,025,241
Indiana Univ. Student Fee Revs. Series 2021, 0.13% 3/7/22, CP	2,500,000	2,499,952
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	800,000	800,000
TOTAL INDIANA		9,325,193
Iowa - 0.0%
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.27% 3/7/22, VRDN (b)(d)	2,000,000	2,000,000
Kentucky - 0.9%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XG 01 61, 0.23% 3/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Bank of America NA, (Liquidity Facility Bank of America NA) (b)(g)(h)	5,460,000	5,460,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,700,000	1,700,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.26% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,780,000	1,780,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2021, 3% 10/14/22	20,000,000	20,259,260
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas And Elec. Co. Proj.) Series 2007 B, 0.24% 3/7/22, VRDN (b)	13,000,000	13,000,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 0.17% 3/1/22, VRDN (b)(d)	5,700,000	5,700,000
TOTAL KENTUCKY		48,999,260
Louisiana - 1.1%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 3/7/22, VRDN (b)	32,420,000	32,420,000
Series 2010 B1, 0.26% 3/7/22, VRDN (b)	27,100,000	27,100,000
TOTAL LOUISIANA		60,105,000
Maryland - 0.4%
Baltimore County Gen. Oblig. BAN Series 2021, 4% 3/23/22	10,000,000	10,021,587
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2022 B, 0.38% 5/9/22, CP	1,800,000	1,799,298
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2018 B, 0.22% 3/7/22, LOC PNC Bank NA, VRDN (b)(d)	2,705,000	2,705,000
TOTAL MARYLAND		19,025,885
Massachusetts - 0.1%
Boston Wtr. & Swr. Commission Rev. Series 2022, 0.11% 3/8/22, LOC State Street Bank & Trust Co., Boston, CP	3,500,000	3,499,930
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.4% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	1,280,000	1,280,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,200,000	3,200,000
TOTAL MASSACHUSETTS		7,979,930
Michigan - 0.5%
Michigan Bldg. Auth. Rev.:
Participating VRDN Series 2021 XF 11 15, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,800,000	2,800,000
Series 2020 III, 0.28% 4/3/23, VRDN (b)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. RAN Series 2021 A, 3% 8/22/22, LOC PNC Bank NA	16,500,000	16,675,977
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2002, 0.3% 3/3/22, LOC JPMorgan Chase Bank, VRDN (b)(d)	250,000	250,000
Univ. of Michigan Rev. Series 2022, 0.24% 3/17/22, CP	5,200,000	5,199,613
TOTAL MICHIGAN		27,925,590
Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	900,000	900,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,000,000	1,000,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	2,700,000	2,692,852
Univ. of Minnesota Gen. Oblig. Series 2022 G, 0.25% 3/15/22, CP	4,000,000	4,000,080
TOTAL MINNESOTA		8,592,932
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2011 C, 0.08% 3/1/22, VRDN (b)	8,900,000	8,900,000
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 0.15% 3/1/22, VRDN (b)(d)	2,000,000	2,000,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1995, 0.15% 3/1/22, VRDN (b)(d)	900,000	900,000
TOTAL MISSISSIPPI		11,800,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 09 21, 0.32% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	6,150,000	6,150,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,055,000	1,055,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.32% 3/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,200,000	3,200,000
TOTAL MISSOURI		11,805,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	700,000	700,000
TOTAL MONTANA		1,200,000
Nebraska - 0.0%
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
Nevada - 0.3%
Clark County Arpt. Rev. Series 2008 C1, 0.23% 3/7/22, LOC Bank of America NA, VRDN (b)(d)	10,000,000	10,000,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,200,000	5,200,000
TOTAL NEVADA		15,200,000
New Jersey - 0.7%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	1,100,000	1,102,024
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2021 A, 1% 4/14/22	13,000,000	13,005,058
Hudson County Impt. Auth. Rev. BAN Series 2021 C1, 1% 8/16/22	5,400,000	5,403,428
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series XM 09 10, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100,000	2,100,000
Series XM 09 11, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,305,000	1,305,000
Series XM 09 12, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,600,000	1,600,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.33% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,341,000	1,341,000
Series XM 09 29, 0.33% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Newark Gen. Oblig. BAN Series 2021 C, 1.25% 7/25/22	600,000	600,930
Plainfield Gen. Oblig. BAN Series 2021, 1% 8/16/22	4,517,000	4,517,598
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	1,000,000	1,001,974
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	3,228,000	3,241,275
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	4,500,000	4,528,172
TOTAL NEW JERSEY		40,146,459
New York - 3.7%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	20,000,000	20,021,398
Connetquot Central School District:
BAN Series 2021, 1.25% 7/27/22	5,450,000	5,456,097
TAN Series 2021, 1.5% 6/24/22	10,000,000	10,017,607
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.34% 3/7/22, LOC Citizens Bank NA, VRDN (b)	385,000	385,000
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 0.6% 3/7/22, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(d)(g)(h)	8,341,186	8,341,186
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	6,427,819	6,449,746
New York City Gen. Oblig.:
Participating VRDN Series 2022 XF 29 71, 0.22% 3/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	2,500,000	2,500,000
Series 2006, 0.33% 3/4/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,100,000	5,100,000
Series 2021 3, 0.37% 3/8/22, VRDN (b)	5,000,000	5,000,000
New York Liberty Dev. Corp. Participating VRDN Series XF 12 42, 0.29% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	10,000,000	10,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. BAN Series 2019 A, 5% 3/1/22	4,055,000	4,055,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2019 B, 5% 5/15/22	28,865,000	29,126,733
Series 2019 D1, 5% 9/1/22	23,990,000	24,475,927
Participating VRDN:
Series XM 09 35, 0.35% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Series ZF 02 18, 0.35% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,200,000	4,200,000
New York Pwr. Auth. Series 2022 1, 0.1% 3/17/22, CP	8,500,000	8,499,050
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.26% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,600,000	1,600,000
Series XM 08 30, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
Series XM 08 80, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,000,000	1,000,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.32% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	200,000	200,000
Oneida County Indl. Dev. Agcy. Rev. (Mohawk Valley Cmnty. College Dorm. Corp. Proj.) Series 2004 A, 0.27% 3/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	500,000	500,000
Port Washington Union Free School District TAN Series 2021, 2% 6/23/22	3,000,000	3,010,179
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.38% 3/7/22, LOC Citizens Bank NA, VRDN (b)	1,100,000	1,100,000
Riverhead Central School District TAN Series 2021 B, 2% 6/24/22	15,500,000	15,555,413
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
South Huntington Union Free School District TAN Series 2021, 1.5% 6/24/22	10,000,000	10,019,179
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	9,500,000	9,518,818
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2021 XF 11 25, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,265,000	2,265,000
Troy Rensselaer County BAN Series 2021, 1.5% 7/29/22	7,000,000	7,017,059
TOTAL NEW YORK		198,813,392
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2021 A, 0.13% 3/3/22, CP (d)	5,015,000	5,014,963
Series 2022 A:
0.25% 6/16/22, CP (d)	525,000	524,380
0.6% 7/14/22, CP (d)	4,000,000	3,995,520
TOTAL NEW YORK AND NEW JERSEY		9,534,863
North Carolina - 0.0%
Charlotte Ctfs. of Prtn. Participating VRDN Series 2021 XG 03 31, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	342,000	342,000
North Dakota - 0.2%
Basin Elec. Pwr. Coop. Series 2022, 0.21% 3/23/22 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	8,200,000	8,198,811
Ohio - 0.4%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2021, 1% 6/23/22	1,210,000	1,210,283
(Village of Carey Proj.) Series 2021, 1.25% 11/30/22	500,000	500,927
(Village of Grafton Proj.) Series 2021, 1% 4/14/22	1,235,000	1,235,140
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22	400,000	400,684
Lorain County Gen. Oblig. BAN:
(North Ridge Road Proj.) Series 2021 B, 2% 12/15/22	1,100,000	1,107,631
Series 2021 A, 1.5% 5/4/22	2,900,000	2,902,814
Oakwood Village BAN Series 2021, 1.375% 9/15/22	1,675,000	1,677,027
Ohio Hosp. Rev. Series 2021 B, 0.3% 3/1/22, VRDN (b)	3,000,000	3,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,100,000	5,100,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.27% 3/7/22 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	800,000	800,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	1,700,000	1,706,258
TOTAL OHIO		19,640,764
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.38% 3/7/22, VRDN (b)	16,680,000	16,680,000
Oregon - 0.0%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	900,000	900,000
Pennsylvania - 0.5%
Central Bradford Progress Auth. Rev. Series 2021 D, 0.38% 3/7/22, VRDN (b)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 0.29% 3/7/22, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,610,000	2,610,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,000,000	4,000,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.37% 3/6/25, VRDN (b)	15,165,000	15,165,000
TOTAL PENNSYLVANIA		29,775,000
South Carolina - 1.0%
Charleston County School District TAN Series 2021, 1.25% 4/1/22	10,000,000	10,004,852
County Square Redev. Corp. BAN (Greenville County, South Carolina Proj.) Series 2021, 2% 3/3/22	6,945,000	6,945,288
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.35% 3/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	1,600,000	1,600,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 0.38% 3/6/25, VRDN (b)	15,000,000	15,000,000
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series 2021 XL 01 85, 0.3% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	600,000	600,000
Series Floaters XM 03 84, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	9,800,000	9,800,000
Series YX 11 57, 0.3% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,110,000	2,110,000
Series 2022, 0.25% 3/15/22, LOC Barclays Bank PLC, CP	5,737,000	5,737,094
TOTAL SOUTH CAROLINA		51,797,234
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 03 02, 0.27% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	600,000	600,000
Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 B, 0.2% 3/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,290,000	2,290,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022, 0.28% 3/23/22 (Liquidity Facility Bank of America NA), CP	16,600,000	16,600,000
Tennessee Gen. Oblig. Series 2021 A, 0.11% 3/23/22 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	5,000,000	4,999,276
Tennessee School Board Auth. Participating VRDN Series XF 01 41, 0.23% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	18,040,000	18,040,000
TOTAL TENNESSEE		42,729,276
Texas - 3.6%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 0.4% 3/7/22 (b)(g)(h)	10,000,000	10,000,000
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,000,000	2,000,000
Series XF 11 19, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	800,000	800,000
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) Series 1998, 0.25% 3/7/22, VRDN (b)(d)	11,300,000	11,300,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	1,085,000	1,085,000
Garland Series 2022, 0.16% 4/5/22, LOC Barclays Bank PLC, CP	5,000,000	4,998,817
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. Series 2001 B, 0.11% 3/1/22, VRDN (b)(d)	2,000,000	2,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series 2021 XG 03 28, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,120,000	4,120,000
Series 2022 B3, 0.41% tender 6/2/22, CP mode	5,000,000	4,996,013
Series 2022 C2, 0.35% tender 5/3/22, CP mode	7,000,000	6,996,443
Harris County Gen. Oblig.:
Series 2022 D2:
0.3% 5/4/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,120,000	4,118,093
0.4% 5/4/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500,000	4,499,199
Series 2022, 0.19% 3/9/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300,000	4,299,979
Houston Arpt. Sys. Rev. Series 2022 A, 0.37% 4/7/22, LOC Sumitomo Mitsui Banking Corp., CP (d)	4,500,000	4,499,625
Houston Gen. Oblig. TRAN Series 2021:
2% 6/30/22	5,000,000	5,021,464
3% 6/30/22	8,500,000	8,564,488
Hurst Participating VRDN Series XF 10 94, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,600,000	1,600,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	700,000	700,000
Love Field Arpt. Modernization Corp. Series 2022, 0.37% 4/7/22, CP	2,280,000	2,279,810
Lower Colorado River Auth. Rev.:
Series 2022, 0.22% 3/23/22 (Liquidity Facility JPMorgan Chase Bank), CP	5,314,000	5,313,309
TRAN (LCRA Transmission Svcs. Corp. Proj.) Series 2012 A, 5% 5/15/22	2,365,000	2,386,576
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.29% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	960,000	960,000
Series XF 12 21, 0.29% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,760,000	6,760,000
Series XM0085, 0.3% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,600,000	3,600,000
Pasadena Independent School District Series 2005 B, 0.2% 3/7/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	20,000,000	20,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.31% 3/7/22, VRDN (b)(d)	33,015,000	33,015,000
Series 2010 D, 0.3% 3/7/22, VRDN (b)	5,600,000	5,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 0.09% 3/1/22, LOC TD Banknorth, NA, VRDN (b)	6,075,000	6,075,000
Temple Tex College District Participating VRDN Series XL 01 82, 0.26% 3/7/22, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,495,000	2,495,000
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,000,000	2,000,000
Texas A&M Univ. Rev. Series 2021 B, 0.12% 3/2/22, CP	12,000,000	11,999,941
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.39% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	1,800,000	1,800,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,600,000	1,600,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2022 A, 0.29% 4/6/22, CP	6,000,000	5,999,209
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300,000	300,000
TOTAL TEXAS		196,682,966
Utah - 0.6%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.32% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	500,000	500,000
Series 2021 XG 03 43, 0.3% 3/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,800,000	2,800,000
Series Floaters XM 06 99, 0.32% 3/7/22 (Liquidity Facility Cr. Suisse AG) (b)(d)(g)(h)	11,030,000	11,030,000
Series XM 08 82, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	1,400,000	1,400,000
Utah County Hosp. Rev. Series 2016 E, 0.22% 3/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,790,000	11,790,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.45% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,500,000	4,500,000
TOTAL UTAH		32,020,000
Virginia - 0.3%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 0.19% 3/7/22, VRDN (b)	4,000,000	4,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.29% 3/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	13,965,000	13,965,000
TOTAL VIRGINIA		17,965,000
Washington - 0.6%
Univ. of Washington Univ. Revs. Series 2022 8:
0.45% 5/10/22, CP	1,500,000	1,499,854
0.48% 6/3/22, CP	5,500,000	5,498,418
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.24% 3/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.38% 4/11/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.28% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Queen Anne Proj.) Series A, 0.1% 3/7/22, LOC Bank of America NA, VRDN (b)(d)	10,000,000	10,000,000
TOTAL WASHINGTON		31,483,272
Wisconsin - 0.2%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.23% 3/3/22 (b)(g)(h)	1,060,000	1,060,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.3% 3/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	212,000	212,000
Wisconsin Health & Edl. Facilities:
Participating VRDN Series Floaters XG 00 72, 0.26% 3/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	600,000	600,000
Series 2020 C, 0.38% 3/7/22, VRDN (b)	6,750,000	6,750,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 0.38% 3/7/22, VRDN (b)	2,000,000	2,000,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2003 B, 0.19% 3/7/22 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)(d)	1,800,000	1,800,000
TOTAL WISCONSIN		12,422,000
TOTAL MUNICIPAL NOTES (Cost $1,380,058,498)		1,379,511,917

Municipal Bond Funds - 0.1%
	Shares	Value ($)
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.4% (b)(e)(j) (Cost $6,800,000)	6,800,000	6,800,000

Short-Term Funds - 14.6%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,493,257	64,737,773
JPMorgan Ultra-Short Municipal Fund Class I	46,940,422	468,465,355
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	16,387,855	258,108,710
TOTAL SHORT-TERM FUNDS (Cost $798,542,809)		791,311,838

Money Market Funds - 18.1%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (k)(l)	394,112,709	394,112,709
Fidelity Municipal Cash Central Fund 0.15% (m)(n)	88,252,350	88,270,000
Fidelity SAI Municipal Money Market Fund 0.09% (k)(l)	485,207,059	485,255,580
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (k)	18,913,963	18,913,963
TOTAL MONEY MARKET FUNDS (Cost $986,640,885)		986,552,252

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,475,351,756)	5,449,481,391
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,031,226)
NET ASSETS - 100.0%	5,439,450,165

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,126,778 or 1.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,000 or 0.2% of net assets.

(j)	Non-income producing
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Affiliated Fund
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada)	1/03/22	4,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.45% 4/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	4,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.15%	10,608,583	399,522,000	321,860,583	26,912	715	(715)	88,270,000	4.9%
Total	10,608,583	399,522,000	321,860,583	26,912	715	(715)	88,270,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	483,241,223	254,304,209	343,432,723	43,461	-	-	394,112,709
Fidelity SAI Municipal Money Market Fund 0.09%	455,032,513	30,368,521	-	65,289	-	(145,454)	485,255,580
	938,273,736	284,672,730	343,432,723	108,750	-	(145,454)	879,368,289

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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